UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06260
Quaker Investment Trust
(Exact name of registrant as specified in charter)
309 Technology Drive
Malvern, PA  19355

(Address of principle executive offices)           (Zip Code)
Jeffry H. King, Sr.
Quaker Investment Trust
309 Technology Drive
Malvern, PA 19355
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 220-8888
Date of fiscal year end: June 30, 2010
Date of reporting period: December 31, 2009
     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Shareholders.

Semi-Annual Report
December 31, 2009

Tactical Allocation Funds

Quaker Global Tactical Allocation Fund

Quaker Long-Short Tactical Allocation Fund

Quaker Small-Cap Growth Tactical Allocation Fund

Quaker Strategic Growth Fund

Traditional Funds

Quaker Capital Opportunities Fund

Quaker Mid-Cap Value Fund

Quaker Small-Cap Value Fund

Quaker® Funds

Mutual fund investing involves risk. Principal loss is possible.
Investing in the Quaker Funds may involve special risk including, but not limited to, investments in smaller companies, non-diversification, short sales, foreign securities, special situations, debt securities and value growth investing. Please refer to the prospectus for more complete information.
This report must be preceded with or accompanied by a current prospectus.
The opinions expressed are those of the sub-advisers through the end of the period for this report, are subject to change, are not a guarantee, and should not be considered investment advice.
Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Current and future holdings are subject to risk.

Chairman’s Letter to the Shareholders
December 31, 2009
Dear Fellow Shareholder,
     The premise on which Quaker Funds, Inc. was founded was the desire to make available high-quality money management to the individual investor. Our commitment to this principle is still as strong today as it was the day we opened our doors.
     All Quaker Funds are managed by owner-operated advisory firms with an entrepreneurial, hands-on style.
     What you can expect from Quaker’s actively managed funds:
— Significant investment opportunities

— Rapid response to changing market conditions

— Institutional-quality money management and shareholder services

— A strong focus on price stability aiming for preservation of capital.
     Thank you for your trust of and investment in the Quaker Funds. Our management team continually strives to provide our shareholders with exceptional institutional quality, entrepreneurial sub-advisers who constantly seek superior returns.
Sincerely,
Jeffry H. King, Sr.
Chairman & CEO
Quaker Investment Trust

Performance Update
Quaker Global Tactical Allocation Fund (QTRAX, QTRCX, QTRIX)
Objectives and Principal Strategies
     The Fund seeks to provide long-term growth of capital. The Fund invests in common stocks of U.S. Companies and American Depository Receipts (“ADRs”) of foreign companies without regard to market capitalization. Under normal circumstances, the Fund will invest at least 40% of its total assets in common stocks and ADRs of foreign companies.
Average Annualized Total Return

							Commencement
							of operations
			One Year		Five Year		through 12/31/09
			with	without	with	without	with	without
	Expense	Inception	sales	sales	sales	sales	sales	sales
	Ratio	Date	charge	charge	charge	charge	charge	charge

Class A	2.38%	05/01/2008	13.08%	19.66%	N/A	N/A	(26.51)%	(23.97)%

Class C	3.13%	05/01/2008	18.82%	18.82%	N/A	N/A	(24.55)%	(24.55)%

Class I	2.13%	07/23/2008	19.67%	19.67%	N/A	N/A	(20.54)%	(20.54)%

MSCI World Index*			29.99%	29.99%	N/A	N/A	(12.43)%	(12.43)%

*	The benchmark since commencement of operations returns are calculated for the period from May 1, 2008 through December 31, 2009.
     Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.
     Class A shares of the Fund have a maximum sales charge of 5.50%.
     The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
     The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
     The Morgan Stanley Capital International World Index measures developed-market equity performance throughout the world. The index assumes reinvestment of all dividends and distributions.
SUB-ADVISER:
DG Capital Management, Inc.
TOTAL NET ASSETS:
AS OF DECEMBER 31, 2009
$30,554,310
Top Ten Holdings** (% of net assets)

Google, Inc.	3.45%
ACE Ltd.	3.02%
Apple, Inc.	3.00%
Goldman Sachs Group, Inc.	2.97%
BHP Billiton Ltd.	2.51%
Pfizer, Inc.	2.50%
Merck & Co., Inc.	2.50%
Suncor Energy, Inc.	2.44%
Freeport-McMoRan Copper & Gold, Inc.	2.39%
Mead Johnson Nutrition Co.	2.32%

% Fund Total	27.10%

**	Excludes Short-Term Investments
2 | 2009 SEMI - ANNUAL REPORT

Performance Update
SUB-ADVISER:
Rock Canyon Advisory Group, Inc.
TOTAL NET ASSETS:
AS OF DECEMBER 31, 2009
$9,990,088
Top Ten Holdings** (% of net assets)

ProShares UltraShort Dow 30	2.54%
ProShares Ultra Short QQQ	1.79%
Direxion Daily Large Capital Bear
3X Shares	1.64%
Armour Residential REIT, Inc.	(0.66)%
Ener1, Inc.	(1.37)%
LifePoint Hospitals, Inc.	(1.43)%
Terex Corp.	(1.43)%
iShares Dow Jones US Healthcare
Providers Index Fund	(1.45)%
St. Joe Co.	(1.45)%
Entercom Communications Corp.	(1.47)%

% Fund Total	(3.29)%

**	Excludes Short-Term Investments
Quaker Long-Short Tactical Allocation Fund (QLSAX, QLSCX, QLSIX)
Objectives and Principal Strategies
     The Fund seeks to provide long-term growth of capital. The Fund seeks to achieve its objective primarily by investing in equity securities and selling equity securities short as a hedge against adverse market conditions.
Average Annualized Total Return

							Commencement
							of operations
			One Year		Five Year		through 12/31/09
			with	without	with	without	with	without
	Expense	Inception	sales	sales	sales	sales	sales	sales
	Ratio	Date	charge	charge	charge	charge	charge	charge

Class A	2.99%	12/31/2002	(19.36)%	(14.67)%	(6.15)%	(5.08)%	3.32%	4.16%

Class C	3.74%	06/15/2009	N/A	N/A	N/A	N/A	(21.99)%	(21.99)%

Class I	2.74%	06/15/2009	N/A	N/A	N/A	N/A	(21.52)%	(21.52)%

S&P 500® Total Return Index*			26.46%	26.46%	0.42%	0.42%	5.52%	5.52%

*	The benchmark since commencement of operations returns are calculated for the period from December 31, 2002 through December 31, 2009.
     Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.
     Class A shares of the Fund have a maximum sales charge of 5.50%.
     The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
     The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
     The S&P 500® Total Return Index is a widely recognized, unmanaged index consisting of the approximately 500 largest companies in the United States as measured by market capitalization. The index assumes reinvestment of all dividends and distributions.
2009 SEMI - ANNUAL REPORT | 3

Performance Update
Quaker Small-Cap Growth Tactical Allocation Fund (QGASX, QGCSX, QGISX)
Objectives and Principal Strategies
     The Fund seeks to provide long-term growth of capital. The Fund invests at least 80% of its total assets in common stocks, Exchange-Traded Funds (“ETFs”), ADRs snd foreign securities traded on U.S. stock exchanges, with market capitalizations within the range of companies included in the Russell 2000® Growth Index.
Average Annualized Total Return

							Commencement
							of operations
			One Year		Five Year		through 12/31/09
			with	without	with	without	with	without
	Expense	Inception	sales	sales	sales	sales	sales	sales
	Ratio	Date	charge	charge	charge	charge	charge	charge

Class A	2.59%	09/30/2008	12.18%	18.71%	N/A	N/A	4.60%	9.43%

Class C	3.34%	09/30/2008	17.87%	17.87%	N/A	N/A	8.72%	8.72%

Class I	2.34%	09/30/2008	19.35%	19.35%	N/A	N/A	9.90%	9.90%

Russell 2000® Growth Index*			34.47%	34.47%	N/A	N/A	(1.95)%	(1.95)%

*	The benchmark since commencement of operations returns are calculated for the period from September 30, 2008 through December 31, 2009.
     Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.
     Class A shares of the Fund have a maximum sales charge of 5.50%.
     The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
     The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
     The Russell 2000® Growth Index is an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values. The index assumes reinvestment of all dividends and distributions.
SUB-ADVISER:
Century Management, Inc.
TOTAL NET ASSETS:
AS OF DECEMBER 31, 2009
$13,140,332
Top Ten Holdings** (% of net assets)

ProShares UltraShort Russell 2000	4.89%
ProShares UltraShort Russell 2000	4.73%
Xyratex Ltd.	2.75%
Micrus Endovascular Corp.	2.72%
Cirrus Logic, Inc.	2.70%
LivePerson, Inc.	2.65%
G-III Apparel Group Ltd.	2.64%
Par Pharmaceutical Cos., Inc.	2.52%
Cabot Corp.	2.39%
Infospace, Inc.	2.38%

% Fund Total	30.37%

**	Excludes Short-Term Investments
4 | 2009 SEMI - ANNUAL REPORT

Performance Update
SUB-ADVISER:
DG Capital Management, Inc.
TOTAL NET ASSETS:
AS OF DECEMBER 31, 2009
$535,710,687
Top Ten Holdings** (% of net assets)

Google, Inc.	3.44%
Apple, Inc.	3.02%
Pfizer, Inc.	3.01%
Goldman Sachs Group, Inc.	2.99%
Merck & Co., Inc.	2.97%
Exxon Mobil Corp.	2.51%
ACE Ltd.	2.51%
Suncor Energy, Inc.	2.46%
Freeport-McMoRan Copper & Gold, Inc.	2.40%
Mead Johnson Nutrition Co.	2.32%

% Fund Total	27.63%

**	Excludes Short-Term Investments
Quaker Strategic Growth Fund (QUAGX, QAGCX, QAGIX)
Objectives and Principal Strategies
     The Fund seeks to provide long-term growth of capital. Current income is not a significant investment consideration. The Fund invests primarily in equity securities of U.S. companies, which the Fund’s sub-adviser believes show a high probability for superior growth.
Average Annualized Total Return

									Commencement
									of operations
			One Year		Five Year		Ten Year		through 12/31/09
			with	without	with	without	with	without	with	without
	Expense	Inception	sales	sales	sales	sales	sales	sales	sales	sales
	Ratio	Date	charge	charge	charge	charge	charge	charge	charge	charge

Class A	1.89%	11/25/1996	9.54%	15.92%	(1.08)%	0.05%	2.45%	3.03%	11.29%	11.78%

Class C	2.64%	07/11/2000	15.01%	15.01%	(0.70)%	(0.70)%	N/A	N/A	0.75%	0.75%

Class I	1.64%	07/20/2000	16.14%	16.14%	0.30%	0.30%	N/A	N/A	1.61%	1.61%

S&P 500® Total Return Index*			26.46%	26.46%	0.42%	0.42%	(0.95)%	(0.95)%	4.81%	4.81%

*	The benchmark since commencement of operations returns are calculated for the period from November 25, 1996 through December 31, 2009.
     Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.
     Class A shares of the Fund have a maximum sales charge of 5.50%.
     The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
     The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
     The S&P 500® Total Return Index is a widely recognized, unmanaged index consisting of the approximately 500 largest companies in the United States as measured by market capitalization. The index assumes reinvestment of all dividends and distributions.
2009 SEMI - ANNUAL REPORT | 5

Performance Update
Quaker Capital Opportunities Fund (QUKTX, QCOCX, QCOIX)
Objectives and Principal Strategies
     The Fund seeks to provide long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be viewed as incidental to the Fund’s investment objective. The Fund invests primarily in a limited number of securities that the Fund’s sub-adviser believes show a high probability for superior growth.
Average Annualized Total Return

							Commencement
							of operations
			One Year		Five Year		through 12/31/09
			with	without	with	without	with	without
	Expense	Inception	sales	sales	sales	sales	sales	sales
	Ratio	Date	charge	charge	charge	charge	charge	charge

Class A	1.88%	01/31/2002	13.08%	19.67%	0.26%	1.40%	2.96%	3.70%

Class C	2.63%	05/02/2002	18.65%	18.65%	0.65%	0.65%	3.16%	3.16%

Class I	1.63%	05/05/2009	N/A	N/A	N/A	N/A	20.31%	20.31%

S&P 500® Total Return Index*			26.46%	26.46%	0.42%	0.42%	1.80%	1.80%

*	The benchmark since commencement of operations returns are calculated for the period from January 31, 2002 through December 31, 2009.
     Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.
     Class A shares of the Fund have a maximum sales charge of 5.50%.
     The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
     The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
     The S&P 500® Total Return Index is a widely recognized, unmanaged index consisting of the approximately 500 largest companies in the United States as measured by market capitalization. The index assumes reinvestment of all dividends and distributions.
SUB-ADVISER:
Knott Capital Management
TOTAL NET ASSETS:
AS OF DECEMBER 31, 2009
$13,880,204
Top Ten Holdings** (% of net assets)

Mastercard, Inc.	6.46%
Teva Pharmaceutical Industries Ltd.	6.07%
International Business Machines Corp.	5.66%
AT&T, Inc.	5.55%
Thermo Fisher Scientific	5.15%
Total S.A.	5.08%
Visa, Inc.	5.04%
Monsanto Co.	5.01%
Gilead Sciences, Inc.	4.99%
Life Technologies Corp.	4.89%

% Fund Total	53.90%

**	Excludes Short-Term Investments
6 | 2009 SEMI - ANNUAL REPORT

Performance Update
SUB-ADVISER:
Kennedy Capital Management
TOTAL NET ASSETS:
AS OF DECEMBER 31, 2009
$10,699,676
Top Ten Holdings** (% of net assets)

DPL, Inc.	2.65%
Forest Laboratories, Inc.	2.58%
Raymond James Financial, Inc.	2.47%
Centerpoint Energy, Inc.	2.39%
Ameriprise Financial, Inc.	2.35%
Comerica, Inc.	2.28%
St. Mary Land & Exploration Co.	2.28%
Abercrombie & Fitch Co.	2.26%
Foot Locker, Inc.	2.22%
Precision Castparts Corp.	2.21%

% Fund Total	23.69%

**	Excludes Short-Term Investments
Quaker Mid-Cap Value Fund (QMCVX, QMCCX, QMVIX)
Objectives and Principal Strategies
     The Fund seeks to provide long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in common stocks or securities convertible into common stock of companies with market capitalizations comparable to the companies included in the Russell MidCap® Value Index.
Average Annualized Total Return

									Commencement
									of operations
			One Year		Five Year		Ten Year		through 12/31/09
			with	without	with	without	with	without	with	without
	Expense	Inception	sales	sales	sales	sales	sales	sales	sales	sales
	Ratio	Date	charge	charge	charge	charge	charge	charge	charge	charge

Class A	1.94%	12/31/1997	25.72%	33.04%	(3.78)%	(2.69)%	4.79%	5.38%	4.39%	4.88%

Class C	2.69%	07/31/2000	32.04%	32.04%	(3.41)%	(3.41)%	N/A	N/A	5.09%	5.09%

Class I	1.69%	11/21/2000	33.30%	33.30%	(2.45)%	(2.45)%	N/A	N/A	6.37%	6.37%

Russell Mid Cap Value® Index*			34.21%	34.21%	1.98%	1.98%	7.57%	7.57%	6.70%	6.70%

*	The benchmark since commencement of operations returns are calculated for the period from December 31, 1997 through December 31, 2009.
     Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.
     Class A shares of the Fund have a maximum sales charge of 5.50%.
     The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
     The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
     The Russell Midcap Value® Index is a widely recognized, unmanaged index of companies included in the Russell 1000® Index with current market capitalizations between $829 million and $12.2 billion. The index assumes reinvestment of all dividends and distributions.
2009 SEMI - ANNUAL REPORT | 7

Performance Update
Quaker Small-Cap Value Fund (QUSVX, QSVCX, QSVIX)
Objectives and Principal Strategies
     The Fund seeks to provide long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in common stocks of U.S. companies with market capitalizations similar to the market capitalizations of companies included in the Russell 2000® Index and Russell 2500® Index. The Fund invests in companies considered by the Fund’s sub-adviser to have consistent earnings and above-average core assets, selling at relatively low market valuations, with attractive growth and momentum characteristics.
Average Annualized Total Return

									Commencement
									of operations
			One Year		Five Year		Ten Year		through 12/31/09
			with	without	with	without	with	without	with	without
	Expense	Inception	sales	sales	sales	sales	sales	sales	sales	sales
	Ratio	Date	charge	charge	charge	charge	charge	charge	charge	charge

Class A	1.75%	11/25/1996	14.20%	20.85%	(1.32)%	(0.20)%	6.36%	6.96%	8.11%	8.58%

Class C	2.50%	07/28/2000	19.91%	19.91%	(0.93)%	(0.93)%	N/A	N/A	6.50%	6.50%

Class I	1.50%	09/12/2000	21.16%	21.16%	0.06%	0.06%	N/A	N/A	6.37%	6.37%

Russell 2000® Index*			27.17%	27.17%	0.51%	0.51%	3.51%	3.51%	5.85%	5.85%

*	The benchmark since commencement of operations returns are calculated for the period from November 25, 1996 through December 31, 2009.
     Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.
     Class A shares of the Fund have a maximum sales charge of 5.50%.
     The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
     The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
     The Russell 2000® Index is a widely recognized unmanaged index comprised of the smallest 2000 companies represented in the Russell 3000® Index. The Index currently represents approximately 8% of the market capitalization of the Russell 3000® Index. The index assumes reinvestment of all dividends and distributions.
SUB-ADVISER:
Aronson+Johnson+Ortiz, LP.
TOTAL NET ASSETS:
AS OF DECEMBER 31, 2009
$93,267,186
Top Ten Holdings** (% of net assets)

Platinum Underwriters Holdings Ltd.	1.03%
Magellan Health Services, Inc.	1.03%
Health Net, Inc.	1.00%
Tech Data Corp.	0.96%
DuPont Fabros Technology, Inc.	0.96%
International Bancshares Corp.	0.94%
WellCare Health Plans, Inc.	0.94%
Scholastic Corp.	0.93%
Wright Express Corp.	0.93%
Teletech Holdings, Inc.	0.92%

% Fund Total	9.64%

**	Excludes Short-Term Investments
8 | 2009 SEMI - ANNUAL REPORT

Expense Information
     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads) on purchase payments, reinvestment dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees, distribution (Rule 12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period July 1, 2009 through December 31, 2009.
Actual Expenses
     The first section of each table below provides information about actual account values and actual expenses for each of the Funds. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
     The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account	Annualized Expense	Ending Account	Expenses Paid
		Value 07/01/09	Ratio For the Period	Value 12/31/09	During the Period*

Quaker Global Tactical Allocation Fund
Actual return based on actual return of:
Class A	17.88%	$1,000.00	2.41%	$1,178.80	$13.24
Class C	17.48%	1,000.00	3.17%	1,174.80	17.38
Class I	18.09%	1,000.00	2.17%	1,180.90	11.93

Hypothetical return based on assumed 5% return
Class A		1,000.00	2.41%	1,013.06	12.23
Class C		1,000.00	3.17%	1,009.23	16.05
Class I		1,000.00	2.17%	1,014.27	11.02

Quaker Long-Short Tactical Allocation Fund
Actual return based on actual return of:
Class A	(19.65)%	1,000.00	3.65%	803.50	16.59
Class C	(19.94)%	1,000.00	4.47%	800.60	20.29
Class I	(19.46)%	1,000.00	3.44%	805.40	15.65

Hypothetical return based on assumed 5% return
Class A		1,000.00	3.65%	1,006.81	18.46
Class C		1,000.00	4.47%	1,002.67	22.56
Class I		1,000.00	3.44%	1,007.86	17.41

Quaker Small-Cap Growth Tactical Allocation Fund
Actual return based on actual return of:
Class A	10.95%	1,000.00	1.96%	1,109.50	10.42
Class C	10.59%	1,000.00	2.69%	1,105.90	14.28
Class I	11.10%	1,000.00	1.69%	1,111.00	8.99

Hypothetical return based on assumed 5% return
Class A		1,000.00	1.96%	1,015.32	9.96
Class C		1,000.00	2.69%	1,011.64	13.64
Class I		1,000.00	1.69%	1,016.69	8.59

2009 SEMI - ANNUAL REPORT | 9

Expense Information

		Beginning Account	Annualized Expense	Ending Account	Expenses Paid
		Value 07/01/09	Ratio For the Period	Value 12/31/09	During the Period*

Quaker Strategic Growth Fund
Actual return based on actual return of:
Class A	16.95%	$1,000.00	1.95%	$1,169.50	$10.66
Class C	16.53%	1,000.00	2.70%	1,165.30	14.74
Class I	17.15%	1,000.00	1.70%	1,171.50	9.30

Hypothetical return based on assumed 5% return
Class A		1,000.00	1.95%	1,015.38	9.91
Class C		1,000.00	2.70%	1,011.59	13.69
Class I		1,000.00	1.70%	1,016.64	8.64

Quaker Capital Opportunities Fund
Actual return based on actual return of:
Class A	16.42%	1,000.00	1.74%	1,164.20	9.49
Class C	15.93%	1,000.00	2.49%	1,159.30	13.55
Class I	16.55%	1,000.00	1.50%	1,165.50	8.19

Hypothetical return based on assumed 5% return
Class A		1,000.00	1.74%	1,016.43	8.84
Class C		1,000.00	2.49%	1,012.65	12.63
Class I		1,000.00	1.50%	1,017.64	7.63

Quaker Mid-Cap Value Fund
Actual return based on actual return of:
Class A	27.37%	1,000.00	1.98%	1,273.70	11.35
Class C	26.83%	1,000.00	2.73%	1,268.30	15.61
Class I	27.53%	1,000.00	1.73%	1,275.30	9.92

Hypothetical return based on assumed 5% return
Class A		1,000.00	1.98%	1,015.22	10.06
Class C		1,000.00	2.73%	1,011.44	13.84
Class I		1,000.00	1.73%	1,016.48	8.79

Quaker Small-Cap Value Fund
Actual return based on actual return of:
Class A	20.61%	1,000.00	1.84%	1,206.10	10.23
Class C	20.19%	1,000.00	2.59%	1,201.90	14.37
Class I	20.81%	1,000.00	1.59%	1,208.10	8.85

Hypothetical return based on assumed 5% return
Class A		1,000.00	1.84%	1,015.93	9.35
Class C		1,000.00	2.59%	1,012.15	13.14
Class I		1,000.00	1.59%	1,017.19	8.08

*	Expenses are equal to the Funds’ annualized six-month expense ratios (excluding reimbursements) multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half year (184) divided by 365 to reflect the one-half year period.
10 | 2009 SEMI - ANNUAL REPORT

Schedule of Investments
Quaker Global Tactical Allocation Fund
December 31, 2009

	Number	Fair
	of Shares	Value

Common Stocks — 97.49%
Australia — 2.51%
BHP Billiton Ltd. ADR	10,000	$765,800

Total Australia (Cost $741,089)		765,800

Belgium — 2.08%
Anheuser-Busch InBev NV ADR(a)(b)	12,200	634,766

Total Belgium (Cost $593,035)		634,766

Bermuda — 1.53%
Bunge Ltd.(a)	7,340	468,512

Total Bermuda (Cost $457,436)		468,512

Brazil — 1.00%
Banco Santander Brasil S.A. ADR(b)	22,000	306,680

Total Brazil (Cost $303,292)		306,680

Canada — 12.62%
Barrick Gold Corp.	15,400	606,452
Biovail Corp.(a)	44,000	614,240
Cenovus Energy, Inc.	25,100	632,520
Potash Corp. of Saskatchewan(a)	4,100	444,850
Suncor Energy, Inc.	21,100	745,041
Talisman Energy, Inc.	25,000	466,000
Teck Resources Ltd.(b)	9,900	346,203

		3,855,306

Total Canada (Cost $3,896,117)		3,855,306

Chile — 1.49%
Sociedad Quimica y Minera de Chile S.A. ADR	12,100	454,596

Total Chile (Cost $464,842)		454,596

China — 1.97%
Ctrip.com International Ltd. ADR(b)	8,400	603,624

Total China (Cost $603,318)		603,624

Germany — 2.04%
Siemens AG ADR	6,800	623,560

Total Germany (Cost $658,279)		623,560

Ireland — 1.48%
CRH PLC ADR(a)	16,500	450,945

Total Ireland (Cost $446,753)		450,945

Israel — 1.93%
Teva Pharmaceutical Industries Ltd. ADR	10,500	589,890

Total Israel (Cost $541,583)		589,890

Netherland Antilles — 1.98%
Schlumberger Ltd.	9,300	605,337

Total Netherland Antilles (Cost $586,845)		605,337

Sweden — 0.49%
Telefonaktiebolaget LM Ericsson ADR(a)	16,200	148,879

Total Sweden (Cost $155,844)		148,879

Switzerland — 6.81%
ACE Ltd.(b)	18,300	922,320
Roche Holding AG ADR	15,600	663,236
Xstrata PLC ADR(b)	135,600	494,940

		2,080,496

Total Switzerland (Cost $1,803,727)		2,080,496

Taiwan — 1.57%
AU Optronics Corp. ADR	40,000	479,600

Total Taiwan (Cost $431,848)		479,600

United Kingdom — 4.14%
Ensco International PLC ADR	14,400	575,136
Vodafone Group PLC ADR	29,900	690,391

		1,265,527

Total United Kingdom (Cost $1,299,959)		1,265,527

United States — 53.85%
Amgen, Inc.(b)	10,600	599,642
Anadarko Petroleum Corp.	4,900	305,858
Apple, Inc.(b)	4,340	915,132
Cisco Systems, Inc.(b)	19,100	457,254
Cliffs Natural Resources, Inc.	13,800	636,042
DIRECTV(b)	9,200	306,820
Exxon Mobil Corp.	6,600	450,054
Freeport-McMoRan Copper & Gold, Inc.(b)	9,100	730,639
Gilead Sciences, Inc.(b)	3,500	151,480
Goldman Sachs Group, Inc.	5,370	906,671
Google, Inc.(b)	1,700	1,053,966
International Business Machines Corp.	4,640	607,376
Las Vegas Sands Corp.(a)(b)	39,000	582,660
Lear Corp.(b)	10,000	676,400
Marsh & McLennan Cos, Inc.	6,900	152,352
Mastercard, Inc.(a)	2,090	534,998
McKesson Corp.	9,700	606,250
Mead Johnson Nutrition Co.	16,200	707,940
Merck & Co., Inc.	20,900	763,686
Noble Energy, Inc.	5,400	384,588
Occidental Petroleum Corp.	7,490	609,312
Oracle Corp.	18,700	458,898
PepsiCo, Inc.	7,500	456,000
Pfizer, Inc.	41,900	762,161
Qualcomm, Inc.	9,900	457,974
The Mosaic Co.(a)	7,420	443,197
Verisk Analytics, Inc.(a)(b)	9,780	296,138
VMware, Inc.(a)(b)	10,700	453,466
Vulcan Materials Co.	8,900	468,763
Watson Pharmaceuticals, Inc.(b)	13,100	518,891

		16,454,608

Total United States (Cost $15,589,517)		16,454,608

Total Common Stocks
(Cost $28,573,484)		$29,788,126

2009 SEMI - ANNUAL REPORT | 11

Schedule of Investments
Quaker Global Tactical Allocation Fund
December 31, 2009

	Number	Fair
	of Shares	Value

Short-Term Investment — 15.78%

Investment Trust-15.78%
Invesco AIM Liquid Assets Portfolio, 0.180%(c)(d)	4,820,097	$4,820,097

Total Short-Term Investment (Cost $4,820,097)		4,820,097

Total Investments (Cost $33,393,581) — 113.27%		34,608,223

Liabilities in Excess of Other Assets, Net (13.27)%		(4,053,913)

Total Net Assets — 100.00%		$30,554,310

ADR American Depositary Receipt

(a)	All or a portion of the security out on loan.

(b)	Non-income producing security.

(c)	Represents investment of collateral received from securities lending transactions.

(d)	The rate shown is the annualized seven-day yield at period end.

	Number	Fair
	of Contracts	Value

Call Options Written — 0.02%

Cliffs Natural Resources, Inc. Expiration: January, 2010
Exercise Price: $49.00	41	$2,255
Google, Inc. Expiration: January, 2010
Exercise Price: $650.00	5	1,025
Mastercard, Inc. Expiration: February, 2010
Exercise Price: $290.00	8	1,200
Noble Energy, Inc. Expiration: February, 2010
Exercise Price: $80.00	23	1,150

Total Options Written (Premiums Received $6,775)		$5,630

12 | 2009 SEMI - ANNUAL REPORT

Schedule of Investments
Quaker Long-Short Tactical Allocation Fund
December 31, 2009

	Number	Fair
	of Shares	Value

Exchange-Traded Funds — 5.97%
Direxion Daily Large Capital Bear 3X Shares	9,600	$164,160
ProShares UltraShort Dow30	8,600	253,356
ProShares UltraShort QQQ	9,400	178,976

		596,492

Total Exchange-Traded Funds (Cost $625,203)		596,492

Short-Term Investment — 48.79%
Time Deposit — 48.79%
Citibank 0.03%, 01/04/2010(b)	$4,874,001	4,874,001

Total Short—Term Investment (Cost $4,874,001)		4,874,001

Total Investments (Cost $5,499,204) — 54.76%		5,470,493

Other Assets in Excess of Liabilities, Net — 45.24%		4,519,595

Total Net Assets — 100.00%		$9,990,088

ADR American Depositary Receipt

(a)	Non-income producing security.

(b)	The rate shown is the annualized seven-day yield at period end.

Schedule of Securities Sold Short

Common Stock — 41.02%
Analogic Corp.	5,000	$192,550
ARMOUR Residential REIT, Inc.	8,000	66,000
Cbeyond, Inc.	14,300	225,225
Desarrolladora Homex SAB de CV ADR	4,500	151,290
Ener1, Inc.	21,600	136,944
Entercom Communications Corp.	20,700	146,349
Knightsbridge Tankers Ltd.	11,800	156,468
Leap Wireless International, Inc.	14,000	245,700
LifePoint Hospitals, Inc.	4,400	143,044
Men’s Wearhouse, Inc.	9,500	200,070
Micromet, Inc.	32,500	216,450
Overseas Shipholding Group, Inc.	4,300	188,985
Pharmasset, Inc.	10,300	213,210
Pricesmart, Inc.	7,300	149,212
Royal Bank of Canada	3,900	208,845
Siemens AG ADR	1,600	146,720
St Joe Co.	5,000	144,450
SWS Group, Inc.	17,800	215,380
Synopsys, Inc.	9,800	218,344
Synovus Financial Corp.	104,900	215,045
Terex Corp.	7,200	142,632
UAL Corp.	16,500	213,015
Uranium Energy Corp.	42,700	161,406

Total Common Stock		$4,097,334

Exchange-Traded Fund — 7.61%
iShares Dow Jones US Healthcare Providers Index Fund	3,000	$145,260
iShares MSCI Hong Kong Index Fund	13,000	203,580
iShares S&P Europe 350 Index Fund	5,300	206,488
iShares S&P North American Technology-Multimedia
Networking Index Fund	7,600	205,048

Total Exchange—Traded Fund		760,376

Total Securities Sold Short (Proceeds: $4,645,771)		$4,857,710

The accompanying notes are an integral part of the financial statements.
2009 SEMI - ANNUAL REPORT | 13

Schedule of Investments
Quaker Small-Cap Growth Tactical Allocation Fund
December 31, 2009

	Number	Fair
	of Shares	Value

Domestic Common Stocks — 50.91%
Basic Materials — 5.02%
Chemicals — 2.39%
Cabot Corp.	12,000	$314,760

Forest Products & Paper — 1.93%
Schweitzer-Mauduit International, Inc.	3,600	253,260

Mining — 0.70%
Capital Gold Corp.(a)	102,700	91,505

Total Basic Materials (Cost: $647,663)		659,525

Communications — 5.65%
Internet -2.38%
Infospace, Inc.(a)	36,500	312,805

Telecommunications — 3.27%
8x8, Inc.(a)	45,000	67,950
Oplink Communications, Inc.(a)	16,300	267,157
Relm Wireless Corp.(a)	30,000	94,200

		429,307

Total Communications (Cost: $728,105)		742,112

Consumer, Cyclical — 4.49%
Apparel — 2.64%
G-III Apparel Group Ltd.(a)	16,000	346,720

Retail — 1.85%
Big Lots, Inc.(a)	8,400	243,432

Total Consumer, Cyclical (Cost: $571,728)		590,152

Financial — 4.43%
Diversified Financial Services -2.35%
AllianceBernstein Holding LP(a)	11,000	309,100

Insurance — 2.08%
Unitrin, Inc.	12,400	273,420

Total Financial (Cost:		$582,520

Healthcare — 13.53%
Healthcare-Products — 5.60%
Delcath Systems, Inc.(a)	14,000	71,960
ev3, Inc.(a)	23,000	306,820
Micrus Endovascular Corp.(a)	23,800	357,238

		736,018

Healthcare-Services — 1.95%
Magellan Health Services, Inc.(a)	6,300	256,598

Pharmaceuticals — 5.98%
Hi-Tech Pharmacal Co., Inc.(a)	6,875	192,844
NBTY, Inc.(a)	6,000	261,240
Par Pharmaceutical Cos., Inc.(a)	12,250	331,485

		785,569

Total Healthcare (Cost: 1,587,731)		1,778,185

Industrial — 2.22%
Electronics — 2.22%
AVX Corp.	23,000	291,410

Total Industrial (Cost:		$291,410

Technology — 15.57%
Computers — 4.98%
LivePerson, Inc.(a)	50,000	348,500
Mentor Graphics Corp.(a)	34,600	305,518

		654,018

Semiconductors — 8.87%
Cirrus Logic, Inc.(a)	52,000	354,640
Cypress Semiconductor Corp.(a)	17,500	184,800
Entropic Communications, Inc.(a)	68,000	208,760
LTX-Credence Corp.(a)	87,000	154,860
Skyworks Solutions, Inc.(a)	18,500	262,515

		1,165,575

Software — 1.72%
Schawk, Inc.	16,600	225,760

Total Technology (Cost: $1,777,987)		2,045,353

Total Domestic Common Stocks (Cost $6,145,562)		6,689,257

Foreign Common Stocks — 12.32%

Bermuda — 2.75%
Computers — 2.75%
Xyratex Ltd.(a)	27,200	362,032

Total Bermuda (Cost: $299,937)		362,032

Canada — 1.97%
Mining — 1.97%
Northgate Minerals Corp.(a)	84,000	258,720

Total Canada (Cost: $177,574)		258,720

Chile — 1.48%
Beverages — 1.48%
Compania Cervecerias Unidas S.A. ADR	5,000	195,100

Total Chile (Cost: $183,459)		195,100

China — 3.44%
Electrical Components & Equipment —1.59%
Harbin Electric, Inc.(a)	10,175	208,994

Iron & Steel — 1.85%
General Steel Holdings, Inc.(a)	55,100	242,991

Total China (Cost: $473,885)		451,985

Israel — 0.96%
Internet — 0.96%
Answers Corp.(a)	14,000	125,720

Total Israel (Cost: $118,526)		125,720

Spain — 1.72%
Computers — 1.72%
Telvent GIT S.A.	5,800	226,085

Total Spain (Cost: $213,530)		226,085

Total Foreign Common Stocks (Cost $1,466,911)		1,619,642

14 | 2009 SEMI - ANNUAL REPORT

	Number	Fair
	of Shares	Value

Exchange-Traded Funds — 9.62%

ProShares UltraShort Russell2000(a)	24,700	$622,193
ProShares UltraShort Russell2000(a)	14,500	642,640

		1,264,833

Total Exchange-Traded Funds (Cost $1,349,747)		1,264,833

Short-Term Investment — 25.77%
Time Deposit — 25.77%
Wells Fargo 0.03%, 01/04/2010(b)	$3,385,884	$3,385,884

Total Short-Term Investment (Cost $3,385,884)		3,385,884

Total Investments (Cost $12,348,104) — 98.62%		12,959,616

Other Assets in Excess of Liabilities, Net — 1.38%		180,716

Total Net Assets — 100.00%		$13,140,332

ADR American Depositary Receipt

(a)	Non-income producing security.

(b)	The rate shown is the annualized seven-day yield at period end.
The accompanying notes are an integral part of the financial statements.
2009 SEMI - ANNUAL REPORT | 15

Schedule of Investments
Quaker Strategic Growth Fund
December 31, 2009

	Number	Fair
	of Shares	Value

Common Stocks — 95.54%
Basic Materials — 17.56%
Chemicals — 4.47%
Potash Corp. of Saskatchewan(a)	76,640	$8,315,440
Praxair, Inc.	64,550	5,184,011
The Mosaic Co.(a)	175,410	10,477,239

		23,976,690

Iron & Steel Production — 3.47%
Cliffs Natural Resources, Inc.	243,700	11,232,133
United States Steel Corp.(a)	133,200	7,341,984

		18,574,117

Mining — 9.62%
BHP Billiton Ltd. ADR	139,930	10,715,839
Freeport-McMoRan Copper & Gold, Inc.(a)(b)	159,960	12,843,189
Newmont Mining Corp.(a)	229,998	10,881,205
Vulcan Materials Co.	156,300	8,232,321
Xstrata PLC ADR(b)	2,425,200	8,851,980

		51,524,534

Total Basic Materials (Cost: $79,189,611)		94,075,341

Communications — 7.98%
Internet — 3.44%
Google, Inc.(b)	29,760	18,450,605

Media — 1.01%
DIRECTV(b)	161,900	5,399,365

Telecommunications — 3.53%
Cisco Systems, Inc.(b)	449,900	10,770,606
Qualcomm, Inc.	176,000	8,141,760

		18,912,366

Total Communications (Cost: $37,991,192)		42,762,336

Consumer, Cyclical — 5.87%
Auto Manufacturers — 1.52%
Ford Motor Co.(a)(b)	816,400	8,164,000

Auto Parts & Equipment — 1.01%
Lear Corp.(a)(b)	79,600	5,384,144

Lodging — 1.93%
Las Vegas Sands Corp.(a)(b)	693,024	10,353,778

Retail — 1.41%
Best Buy Co., Inc.	191,300	7,548,698

Total Consumer, Cyclical (Cost: $28,267,413)		31,450,620

Consumer, Non-cyclical — 9.16%
Agriculture — 1.55%
Bunge Ltd.(a)	130,230	8,312,581

Beverages — 3.84%
Anheuser-Busch InBev NV ADR(b)	187,700	9,766,031
PepsiCo, Inc.	177,900	10,816,320

		20,582,351

Commercial Services — 2.80%
Mastercard, Inc.(a)	36,990	9,468,700
Verisk Analytics, Inc.(a)(b)	182,260	5,518,832

		14,987,532

Food — 0.97%
Kroger Co.	251,700	5,167,401

Total Consumer, Non-cyclical (Cost: $46,946,067)		49,049,865

Energy — 13.75%
Oil & Gas — 11.99%
Anadarko Petroleum Corp.	121,740	7,599,011
Ensco International PLC ADR	257,600	10,288,544
Exxon Mobil Corp.	197,180	13,445,704
Noble Energy, Inc.	124,710	8,881,846
Occidental Petroleum Corp.	132,960	10,816,296
Suncor Energy, Inc.	373,000	13,170,630

		64,202,031

Oil & Gas Services — 1.76%
Baker Hughes, Inc.	66,600	2,695,968
Halliburton Co.	223,700	6,731,133

		9,427,101

Total Energy (Cost: $70,683,997)		73,629,132

Financial — 10.81%
Banks — 6.01%
Bank of America Corp.	720,700	10,853,742
Goldman Sachs Group, Inc.	94,910	16,024,605
SunTrust Banks, Inc.(a)	263,925	5,355,038

		32,233,385

Insurance — 4.80%
ACE Ltd.(b)	266,700	13,441,680
Berkshire Hathaway, Inc.(b)	2,484	8,162,424
Marsh & McLennan Cos, Inc.	185,400	4,093,632

		25,697,736

Total Financial (Cost: $57,046,364)		57,931,121

Healthcare — 18.43%
Biotechnology — 2.53%
Amgen, Inc.(b)	187,700	10,618,189
Gilead Sciences, Inc.(b)	66,900	2,895,432

		13,513,621

Healthcare-Products — 1.39%
Medtronic, Inc.	169,400	7,450,212

Pharmaceuticals — 14.51%
McKesson Corp.	172,800	10,800,000
Mead Johnson Nutrition Co.	285,000	12,454,500
Merck & Co., Inc.	435,000	15,894,900
Pfizer, Inc.	887,400	16,141,806
Roche Holding AG ADR(a)	271,800	11,555,604
16 | 2009 SEMI - ANNUAL REPORT

	Number	Fair
	of Shares	Value

Common Stocks (Continued)
Pharmaceuticals (Continued)
Teva Pharmaceutical Industries Ltd. ADR	193,900	$10,893,302

		77,740,112

Total Healthcare (Cost: $84,845,497)		98,703,945

Industrial — 2.59%
Building Materials — 0.07%
Martin Marietta Materials, Inc.(a)	4,560	407,711

Engineering & Construction — 1.01%
ABB Ltd. ADR(b)	283,000	5,405,300

Miscellaneous Manufacturing — 1.51%
General Electric Co.	533,600	8,073,368

Total Industrial (Cost: $13,107,474)		13,886,379

Technology — 9.39%
Computers — 5.53%
Apple, Inc.(b)	76,660	16,164,528
International Business Machines Corp.	81,960	10,728,564
Netezza Corp.(a)(b)	280,700	2,722,790

		29,615,882

Software — 3.86%
Microsoft Corp.	326,500	9,954,985
Oracle Corp.	437,500	10,736,250

		20,691,235

Total Technology (Cost: $48,003,653)		50,307,117

Total Common Stocks (Cost $466,081,268)		511,795,856

Short-Term Investments — 17.70%
Investment Trust — 17.00%
Invesco AIM Liquid Assets Portfolio, 0.180%(c)(d)	91,099,527	91,099,527

Time Deposit — 0.70%
Citibank 0.03%, 01/04/2010(d)	$3,751,665	3,751,665

Total Short-Term Investments (Cost $94,851,192)		94,851,192

Total Investments (Cost $560,932,460) — 113.24%		606,647,048

Liabilities in Excess of Other Assets, Net (13.24)%		(70,936,361)

Total Net Assets — 100.00%		$535,710,687

ADR	American Depositary Receipt

(a)	All or a portion of the security out on loan.

(b)	Non-income producing security.

(c)	Represents investment of collateral received from securities lending transactions.

(d)	The rate shown is the annualized seven-day yield at period end.

	Number	Fair
	of Contracts	Value

Call Options Written — 0.03%
Cliffs Natural Resources, Inc. Expiration: January, 2010 Exercise Price: $49.00	722	$39,710
Google, Inc. Expiration: January, 2010 Exercise Price: $650.00	90	18,450
Mastercard, Inc. Expiration: February, 2010 Exercise Price: $290.00	135	20,250
Noble Energy, Inc. Expiration: February, 2010 Exercise Price: $80.00	402	20,100
United States Steel Corp. Expiration: January, 2010 Exercise Price: $55.00	324	66,096

Total Options Written (Premiums Received $137,228)		$164,606

The accompanying notes are an integral part of the financial statements.
2009 SEMI - ANNUAL REPORT | 17

Schedule of Investments
Quaker Capital Opportunities Fund
December 31, 2009

	Number	Fair
	of Shares	Value

Common Stocks — 100.09%
Basic Materials — 7.56%
Chemicals — 5.30%
Air Products & Chemicals, Inc.	500	$40,530
Monsanto Co.	8,500	694,875

		735,405

Mining — 2.26%
Barrick Gold Corp.	7,000	275,660
BHP Billiton Ltd. ADR	500	38,290

		313,950

Total Basic Materials (Cost: $1,025,340)		1,049,355

Communications — 10.02%
Internet — 4.47%
Google, Inc.(a)	1,000	619,980

Telecommunications — 5.55%
AT&T, Inc.	27,500	770,825

Total Communications (Cost: $1,248,596)		1,390,805

Consumer, Cyclical — 3.95%
Retail — 3.95%
CVS Caremark Corp.	17,000	547,570

Total Consumer, Cyclical (Cost: $535,040)		547,570

Consumer, Non-cyclical — 13.69%
Beverages — 2.19%
PepsiCo, Inc.	5,000	304,000

Commercial Services — 11.50%
Mastercard, Inc.	3,500	895,930
Visa, Inc.	8,000	699,680

		1,595,610

Total Consumer, Non-cyclical (Cost: $1,652,930)		1,899,610

Energy — 10.49%
Oil & Gas — 10.04%
ConocoPhillips	7,500	383,025
Devon Energy Corp.	4,000	294,000
Exxon Mobil Corp.	100	6,819
Total S.A. ADR	11,000	704,440
XTO Energy, Inc.	100	4,653

		1,392,937

Oil & Gas Services — 0.45%
Weatherford International Ltd.	3,500	62,685

Total Energy (Cost: $1,292,917)		1,455,622

Financial — 0.61%
Banks — 0.61%
JPMorgan Chase & Co.	1,000	41,670
State Street Corp.	1,000	43,540

		85,210

Total Financial (Cost: $81,658)		85,210

Healthcare — 20.64%
Biotechnology — 9.88%
Gilead Sciences, Inc.(a)	16,000	692,480
Life Technologies Corp.	13,000	678,990

		1,371,470

Healthcare-Products — 4.69%
Edwards Lifesciences Corp.(a)	7,500	651,375

Pharmaceuticals — 6.07%
Teva Pharmaceutical Industries Ltd. ADR	15,000	842,700

Total Healthcare (Cost: $2,656,712)		2,865,545

Industrial — 9.49%
Electronics — 5.15%
Thermo Fisher Scientific, Inc.(a)	15,000	715,350

Miscellaneous Manufacturing — 4.34%
Danaher Corp.	8,000	601,600

Total Industrial (Cost: $1,136,303)		1,316,950

Technology — 23.64%
Computers — 14.69%
Hewlett-Packard Co.	12,500	643,875
International Business Machines Corp.	6,000	785,400
Microsoft Corp.	20,000	609,800

		2,039,075

Software — 8.95%
Activision Blizzard, Inc.(a)	2,500	27,775
Dun & Bradstreet Corp.	8,000	674,960
Oracle Corp.	22,000	539,880

		1,242,615

Total Technology (Cost: $2,655,873)		3,281,690

Total Common Stocks (Cost $12,285,369)		13,892,357

Total Investments (Cost $12,285,369) — 100.09%		13,892,357

Liabilities in Excess of Other Assets, Net (0.09)%		(12,153)

Total Net Assets — 100.00%		$13,880,204

ADR	American Depositary Receipt

(a)	Non-income producing security.
18 | 2009 SEMI - ANNUAL REPORT

Schedule of Investments
Quaker Mid-Cap Value Fund
December 31, 2009

	Number	Fair
	of Shares	Value

Common Stocks — 93.13%
Basic Materials — 3.50%
Chemicals — 3.50%
CF Industries Holdings, Inc.(a)	1,430	$129,815
FMC Corp.	1,760	98,138
Sigma-Aldrich Corp.	2,910	147,042

		374,995

Total Basic Materials (Cost: $275,947)		374,995

Communications — 1.54%
Advertising — 1.54%
Interpublic Group of Cos., Inc.(b)	22,255	164,242

Total Communications (Cost: $124,096)		164,242

Consumer, Cyclical — 9.16%
Apparel — 2.02%
VF Corp.	2,955	216,424

Home Builders — 1.25%
Toll Brothers, Inc.(b)	7,125	134,021

Retail — 5.89%
Abercrombie & Fitch Co.	6,930	241,511
Darden Restaurants, Inc.	4,290	150,450
Foot Locker, Inc.(a)	21,370	238,062

		630,023

Total Consumer, Cyclical (Cost: $814,860)		980,468

Consumer, Non-cyclical — 9.00%
Agriculture — 1.75%
Bunge Ltd.(a)	2,925	186,703

Commercial Services — 2.05%
Hewitt Associates, Inc.(b)	5,200	219,752

Food — 3.74%
Hormel Foods Corp.(a)	5,645	217,050
SYSCO Corp.(a)	6,550	183,007

		400,057

Household Products — 1.46%
Church & Dwight Co., Inc.	2,580	155,961

Total Consumer, Non-cyclical (Cost: $843,820)		962,473

Energy — 8.58%
Oil & Gas — 7.13%
Atwood Oceanics, Inc.(b)	4,765	170,825
Pioneer Natural Resources Co.(a)	3,500	168,595
St Mary Land & Exploration Co.	7,135	244,303
Valero Energy Corp.	10,735	179,811

		763,534

Oil & Gas Services — 1.45%
Smith International, Inc.	5,700	154,869

Total Energy (Cost: $867,716)		918,403

Financial — 20.92%
Banks — 5.84%
Comerica, Inc.	8,240	243,657
Keycorp	36,470	202,409
PNC Financial Services Group, Inc.(a)	3,385	178,694

		624,760

Diversified Financial Services — 6.66%
Ameriprise Financial, Inc.	6,470	251,165
Invesco Ltd.	8,395	197,199
Raymond James Financial, Inc.(a)	11,120	264,322

		712,686

Insurance — 6.92%
Everest Re Group Ltd.	1,390	119,095
Reinsurance Group of America, Inc.(a)	4,905	233,723
Unum Group	9,130	178,218
White Mountains Insurance Group Ltd.	630	209,576

		740,612

Savings & Loans — 1.50%
First Niagara Financial Group, Inc.	11,555	160,730

Total Financial (Cost: $1,716,615)		2,238,788

Healthcare — 11.05%
Healthcare-Products — 4.73%
Patterson Cos., Inc.(a)(b)	5,700	159,486
St Jude Medical, Inc.(b)	4,440	163,303
Zimmer Holdings, Inc.(b)	3,100	183,241

		506,030

Healthcare-Services — 1.62%
Laboratory Corp. of America Holdings(b)	2,320	173,629

Pharmaceuticals — 4.70%
Cephalon, Inc.(a)(b)	3,635	226,860
Forest Laboratories, Inc.(b)	8,590	275,825

		502,685

Total Healthcare (Cost: $1,026,201)		1,182,344

Industrial — 11.49%
Aerospace & Defense — 1.65%
L-3 Communications Holdings, Inc.	2,035	176,943

Electronics — 3.81%
Trimble Navigation Ltd.(a)(b)	8,995	226,674
Waters Corp.(b)	2,920	180,923

		407,597

Hand & Machine Tools — 1.63%
Lincoln Electric Holdings, Inc.(a)	3,255	174,012

Metal Fabricate & Hardware — 2.21%
Precision Castparts Corp.	2,145	236,701

The accompanying notes are an integral part of the financial statements.
2009 SEMI - ANNUAL REPORT | 19

Schedule of Investments
Quaker Mid-Cap Value Fund
December 31, 2009

	Number	Fair
	of Shares	Value

Common Stocks (Continued)
Transportation — 2.19%
Norfolk Southern Corp.	4,470	$234,318

Total Industrial (Cost: $915,245)		1,229,571

Technology — 5.45%
Semiconductors — 1.87%
Marvell Technology Group Ltd.(b)	9,660	200,445

Software — 3.58%
Check Point Software Technologies(b)	4,375	148,225
Intuit, Inc.(b)	7,635	234,471

		382,696

Total Technology (Cost: $455,012)		583,141

Utilities — 12.44%
Electric — 7.97%
DPL, Inc.(a)	10,285	283,866
Pepco Holdings, Inc.	12,690	213,826
PG&E Corp.(a)	3,045	135,959
Xcel Energy, Inc.	10,340	219,415

		853,066

Gas — 4.47%
Centerpoint Energy, Inc.	17,625	255,739
Energen Corp.	4,740	221,832

		477,571

Total Utilities (Cost: $1,174,154)		1,330,637

Total Common Stocks (Cost $8,213,666)		9,965,062

Real Estate Investment Trusts — 4.80%
Health Care REIT, Inc.	3,720	164,870
Host Hotels & Resorts, Inc.(a)(b)	14,462	168,772
ProLogis	13,100	179,339

		512,981

Total Real Estate Investment Trusts (Cost $367,768)		512,981

Short-Term Investments — 29.45%
Investment Trust — 26.66%
Invesco AIM Liquid Assets Portfolio, 0.180%(c)(d)	2,852,263	2,852,263

Time Deposit — 2.79%
Wells Fargo 0.03%, 01/04/2010(d)	$298,654	298,654

Total Short-Term Investments (Cost $3,150,917)		3,150,917

Total Investments (Cost $11,732,351) — 127.38%		13,628,960

Liabilities in Excess of Other Assets, Net (27.38)%		(2,929,284)

Total Net Assets — 100.00%		$10,699,676

(a)	All or a portion of the security out on loan.

(b)	Non-income producing security.

(c)	Represents investment of collateral received from securities lending transactions.

(d)	The rate shown is the annualized seven-day yield at period end.
20 | 2009 SEMI - ANNUAL REPORT

Schedule of Investments
Quaker Small-Cap Value Fund
December 31, 2009

	Number	Fair
	of Shares	Value

Common Stocks — 94.76%
Basic Materials — 6.07%
Chemicals — 5.08%
Cabot Corp.	29,100	$763,293
HB Fuller Co.	33,200	755,300
Innophos Holdings, Inc.	14,800	340,252
Lubrizol Corp.	8,800	641,960
Minerals Technologies, Inc.	6,700	364,949
NewMarket Corp.	7,500	860,775
OM Group, Inc.(a)	13,100	411,209
Schulman A, Inc.	29,900	603,382

		4,741,120

Forest Products&Paper — 0.57%
Schweitzer-Mauduit International, Inc.	7,500	527,625

Mining — 0.42%
Kaiser Aluminum Corp.	9,400	391,228

Total Basic Materials (Cost: $4,324,327)		5,659,973

Communications — 8.50%
Internet — 4.06%
Earthlink, Inc.(b)	87,700	728,787
i2 Technologies, Inc.(a)(b)	40,900	782,008
j2 Global Communications, Inc.(b)	18,400	374,440
NetFlix, Inc.(a)(b)	10,500	578,970
S1 Corp.(a)	38,100	248,412
TIBCO Software, Inc.(a)	50,000	481,500
Valueclick, Inc.(a)	58,900	596,068

		3,790,185

Media — 1.29%
Dolan Media Co.(a)	33,100	337,951
Scholastic Corp.	28,900	862,087

		1,200,038

Telecommunications — 3.15%
ADC Telecommunications, Inc.(a)	44,200	274,482
Netgear, Inc.(a)	36,800	798,192
NeuStar, Inc.(a)	23,300	536,832
Plantronics, Inc.	24,400	633,912
Telephone & Data Systems, Inc.	12,700	430,784
USA Mobility, Inc.	23,700	260,937

		2,935,139

Total Communications (Cost: $7,356,891)		7,925,362

Consumer, Cyclical — 14.34%
Airlines — 1.41%
Alaska Air Group, Inc.(a)	15,100	521,856
Republic Airways Holdings, Inc.(a)(b)	57,200	422,708
Skywest, Inc.(b)	22,000	372,240

		1,316,804

Apparel — 2.48%
Deckers Outdoor Corp.(a)(b)	6,600	671,352
Jones Apparel Group, Inc.	23,400	375,804
Steven Madden Ltd.(a)	11,700	482,508
Timberland Co.(a)	24,000	430,320
Volcom, Inc.(a)(b)	21,200	354,888

		2,314,872

Auto Manufacturers — 0.39%
Oshkosh Corp.	9,800	362,894

Auto Parts & Equipment — 1.27%
ATC Technology Corp.	33,700	803,745
WABCO Holdings, Inc.	14,700	379,113

		1,182,858

Distribution & Wholesale — 2.80%
Brightpoint, Inc.(a)	48,600	357,210
Houston Wire & Cable Co.(b)	25,500	303,450
Ingram Micro, Inc.(a)	39,600	691,020
Tech Data Corp.(a)	19,200	895,872
WESCO International, Inc.(a)	13,400	361,934

		2,609,486

Entertainment — 0.79%
National CineMedia, Inc.	23,900	396,023
Shuffle Master, Inc.(a)	41,100	338,664

		734,687

Home Furnishings — 0.46%
Tempur-Pedic International, Inc.(a)(b)	18,000	425,340

Housewares — 0.42%
Toro Co.(b)	9,500	397,195

Retail — 4.32%
AnnTaylor Stores Corp.(a)	47,400	646,536
BJ’s Wholesale Club, Inc.(a)(b)	8,400	274,764
Chipotle Mexican Grill, Inc.(a)(b)	4,200	370,272
Dillard’s, Inc.(b)	20,600	380,070
Finish Line, Inc.	33,800	424,190
First Cash Financial Services, Inc.(a)	25,000	554,750
Guess?, Inc.	8,200	346,860
PF Chang’s China Bistro, Inc.(a)(b)	17,900	678,589
Stage Stores, Inc.	29,000	358,440

		4,034,471

Total Consumer, Cyclical (Cost: $11,907,677)		13,378,607

Consumer, Non-cyclical — 12.29%
Commercial Services — 8.54%
AerCap Holdings NV(a)	27,500	249,150
AMN Healthcare Services, Inc.(a)	68,200	617,892
Corporate Executive Board Co.	28,800	657,216
Dollar Financial Corp.(a)(b)	31,900	754,754
DynCorp International, Inc.(a)	39,600	568,260
Hewitt Associates, Inc.(a)	15,400	650,804
Kenexa Corp.(a)(b)	45,600	595,080
MAXIMUS, Inc.	7,800	390,000
The accompanying notes are an integral part of the financial statements.
2009 SEMI - ANNUAL REPORT | 21

Schedule of Investments
Quaker Small-Cap Value Fund
December 31, 2009

	Number	Fair
	of Shares	Value

Common Stocks (Continued)
Commercial Services (Continued)
Net 1 UEPS Technologies, Inc.(a)	36,700	$712,714
Rent-A-Center, Inc.(a)	19,400	343,768
RR Donnelley & Sons Co.	28,000	623,560
TeleTech Holdings, Inc.(a)	42,600	853,278
Universal Technical Institute, Inc.(a)(b)	3,800	76,760
Wright Express Corp.(b)	27,200	866,592

		7,959,828

Food — 1.57%
Fresh Del Monte Produce, Inc.(a)	15,300	338,130
J&J Snack Foods Corp.	8,200	327,672
Lancaster Colony Corp.	16,100	800,170

		1,465,972

Household Products — 2.18%
American Greetings Corp.	32,800	714,712
Ennis, Inc.	41,300	693,427
Helen of Troy Ltd.(a)	25,500	623,730

		2,031,869

Total Consumer, Non-cyclical (Cost: $10,633,130)		11,457,669

Energy — 5.57%
Coal — 0.57%
Walter Industries, Inc.	7,000	527,170

Oil & Gas — 3.01%
Contango Oil & Gas Co.(a)	14,800	695,748
CVR Energy, Inc.(a)	45,600	312,816
Hercules Offshore, Inc.(a)(b)	98,100	468,918
Holly Corp.(b)	23,700	607,431
Patterson-UTI Energy, Inc.	47,200	724,520

		2,809,433

Oil & Gas Services — 1.99%
Cal Dive International, Inc.(a)	65,100	492,156
Exterran Holdings, Inc.(a)(b)	30,700	658,515
Gulf Island Fabrication, Inc.	7,200	151,416
Oil States International, Inc.(a)(b)	14,200	557,918

		1,860,005

Total Energy (Cost: $5,190,643)		5,196,608

Financial — 13.93%
Banks — 3.40%
Banco Latinoamericano de Exportaciones S.A.	41,900	582,410
City Holding Co.(b)	20,400	659,532
International Bancshares Corp.(b)	46,300	876,459
Oriental Financial Group, Inc.(b)	42,000	453,600
Park National Corp.(b)	10,200	600,576

		3,172,577

Diversified Financial Services — 2.65%
GFI Group, Inc.	53,800	245,866
National Financial Partners Corp.(a)(b)	76,200	616,458
optionsXpress Holdings, Inc.	37,200	574,740
SWS Group, Inc.	19,800	239,580
World Acceptance Corp.(a)(b)	22,100	791,843

		2,468,487

Insurance — 7.39%
American Physicians Capital, Inc.	11,333	343,617
Amerisafe, Inc.(a)(b)	21,900	393,543
Assurant, Inc.	11,800	347,864
Delphi Financial Group, Inc.	25,900	579,383
Endurance Specialty Holdings Ltd.(b)	11,900	443,037
FPIC Insurance Group, Inc.(a)	8,700	335,994
Horace Mann Educators Corp.	31,900	398,750
Infinity Property & Casualty Corp.	15,100	613,664
Montpelier Re Holdings Ltd.	39,800	689,336
Platinum Underwriters Holdings Ltd.	25,100	961,079
ProAssurance Corp.(a)(b)	7,100	381,341
Safety Insurance Group, Inc.	18,600	673,878
Unitrin, Inc.	32,900	725,445

		6,886,931

Savings & Loans — 0.49%
NewAlliance Bancshares, Inc.(b)	38,300	459,983

Total Financial (Cost: $13,251,199)		12,987,978

Healthcare — 13.52%
Biotechnology — 0.39%
Cubist Pharmaceuticals, Inc.(a)(b)	19,100	362,327

Healthcare-Products — 4.54%
Hill-Rom Holdings, Inc.(b)	34,800	834,852
Hologic, Inc.(a)	25,800	374,100
Invacare Corp.(b)	27,200	678,368
Orthofix International NV(a)	16,300	504,811
PSS World Medical, Inc.(a)(b)	18,100	408,517
Quidel Corp.(a)(b)	45,400	625,612
STERIS Corp.	12,200	341,234
Techne Corp.(b)	6,800	466,208

		4,233,702

Healthcare-Services — 5.06%
Health Net, Inc.(a)(b)	39,900	929,271
Healthspring, Inc.	45,000	792,450
Inventiv Health, Inc.(a)	25,100	405,867
Kindred Healthcare, Inc.(a)	17,700	326,742
Magellan Health Services, Inc.(a)	23,600	961,228
RehabCare Group, Inc.(a)	14,100	429,063
WellCare Health Plans, Inc.(a)(b)	23,900	878,564

		4,723,185

Pharmaceuticals — 3.53%
Endo Pharmaceuticals Holdings, Inc.(a)	21,500	440,965
Herbalife Ltd.	18,400	746,488
Par Pharmaceutical Cos., Inc.(a)	24,100	652,146
Perrigo Co.	14,900	593,616
PharMerica Corp.(a)(b)	32,900	522,452
22 | 2009 SEMI - ANNUAL REPORT

	Number	Fair
	of Shares	Value

Common Stocks (Continued)
Pharmaceuticals (Continued)
USANA Health Sciences, Inc.(a)(b)	10,500	$334,950

		3,290,617

Total Healthcare (Cost: $10,851,433)		12,609,831

Industrial — 10.16%
Aerospace & Defense — 0.75%
Ducommun, Inc.	16,600	310,586
National Presto Industries, Inc.	3,600	393,228

		703,814

Building Materials — 1.84%
Apogee Enterprises, Inc.	46,800	655,200
Drew Industries, Inc.(a)	18,100	373,765
Lennox International, Inc.(b)	17,700	691,008

		1,719,973

Electrical Compo&Equip — 0.46%
Graham Corp.	20,600	426,420

Electronics — 2.46%
Arrow Electronics, Inc.(a)	12,600	373,086
Avnet, Inc.(a)	18,600	560,976
Benchmark Electronics, Inc.(a)	44,900	849,059
Jabil Circuit, Inc.	29,200	507,204

		2,290,325

Engineering & Construction — 0.98%
Dycom Industries, Inc.(a)	54,400	436,832
KBR, Inc.	25,200	478,800

		915,632

Machinery-Diversified — 1.19%
Chart Industries, Inc.(a)	15,600	258,180
Gardner Denver, Inc.(b)	9,400	399,970
Zebra Technologies Corp.(a)	16,100	456,596

		1,114,746

Metal Fabricate & Hardware — 0.33%
LB Foster Co.(a)	10,200	304,062

Miscellaneous Manufacturing — 1.22%
Carlisle Cos., Inc.	11,100	380,286
EnPro Industries, Inc.(a)(b)	15,300	404,073
John Bean Technologies Corp.	20,900	355,509

		1,139,868

Transportation — 0.93%
Diana Shipping, Inc.(a)(b)	23,900	346,072
Genco Shipping & Trading Ltd.(a)(b)	23,200	519,216

		865,288

Total Industrial (Cost: $9,012,118)		9,480,128

Technology — 6.14%
Computers — 2.20%
Insight Enterprises, Inc.(a)	17,600	200,992
Lexmark International, Inc.(a)	18,000	467,640
Manhattan Associates, Inc.(a)	25,300	607,959
MicroStrategy, Inc.(a)	8,200	770,964

		2,047,555

Semiconductors — 2.92%
Amkor Technology, Inc.(a)	85,000	608,600
Cirrus Logic, Inc.(a)	71,000	484,220
Integrated Device Technology, Inc.(a)	115,400	746,638
Intersil Corp.(b)	28,200	432,588
Zoran Corp.(a)	41,100	454,155

		2,726,201

Software — 1.02%
Compuware Corp.(a)	48,400	349,932
SYNNEX Corp.(a)(b)	19,700	604,002

		953,934

Total Technology (Cost: $4,540,386)		5,727,690

Utilities — 4.24%
Electric — 3.35%
Alliant Energy Corp.	22,900	692,954
DPL, Inc.	18,500	510,600
El Paso Electric Co.(a)	23,500	476,580
Mirant Corp.(a)	42,300	645,921
NorthWestern Corp.(b)	8,800	228,976
NV Energy, Inc.	45,900	568,242

		3,123,273

Gas — 0.89%
Energen Corp.	17,800	833,040

Total Utilities (Cost: $3,984,788)		3,956,313

Total Common Stocks (Cost $81,052,592)		88,380,159

Real Estate Investment Trusts — 4.00%
DuPont Fabros Technology, Inc.	49,700	894,103
HRPT Properties Trust	100,200	648,294
LTC Properties, Inc.	23,700	633,975
National Health Investors, Inc.	21,900	810,081
Taubman Centers, Inc.(b)	20,800	746,928

		3,733,381

Total Real Estate Investment Trusts (Cost $3,117,213)		3,733,381

The accompanying notes are an integral part of the financial statements.
2009 SEMI - ANNUAL REPORT | 23

Schedule of Investments
Quaker Small-Cap Value Fund
December 31, 2009

	Number	Fair
	of Shares	Value

Short-Term Investments — 28.01%
Investment Trust — 27.01%
Invesco AIM Liquid Assets Portfolio, 0.180%(c)(d)	25,189,266	$25,189,266

Time Deposit — 1.00%
Citibank 0.03%, 01/04/2010(d)	932,502	932,502

Total Short-Term Investments (Cost $26,121,768)		26,121,768

Total Investments (Cost $110,291,573) — 126.77%		118,235,308

Liabilities in Excess of Other Assets, Net (26.77)%		(24,968,122)

Total Net Assets — 100.00%		$93,267,186

(a)	Non-income producing security.

(b)	All or a portion of the security out on loan.

(c)	Represents investment of collateral received from securities lending transactions.

(d)	The rate shown is the annualized seven-day yield at period end.
The accompanying notes are an integral part of the financial statements.
24 | 2009 SEMI - ANNUAL REPORT

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Statements of Assets and Liabilities
December 31, 2009 (unaudited)

	Tactical Allocation Funds
	Quaker	Quaker	Quaker Small-Cap	Quaker
	Global Tactical	Long-Short Tactical	Growth Tactical	Strategic
	Allocation Fund	Allocation Fund	Allocation Fund	Growth Fund

ASSETS:
Investments, at value	$34,608,223	$5,470,493	$12,959,616	$606,647,048
Cash	414,435	4,415,104	—	18,245,333
Deposits with brokers for securities sold short	—	4,955,525	—	—
Receivables:
Dividends and interest	28,541	—	1,936	565,380
Capital shares sold	54,590	45,446	36,694	543,279
Investment securities sold	2,576,599	—	403,299	18,016,365
Security lending income	7,711	—	—	127,382
Prepaid expenses and other assets	9,810	9,990	2,960	154,993

Total assets	37,699,909	14,896,558	13,404,505	644,299,780

LIABILITIES:
Call options written, at value	5,630	—	—	164,606
Securities sold short, at value	—	4,857,710	—	—
Payables:
Cash overdraft	—	—	—	—
Due to advisor (note 3)	32,855	14,556	9,830	602,554
Capital shares redeemed	93,781	21,150	17,609	2,027,227
Upon return of securities loaned	4,820,097	—	—	91,099,527
Investment securities purchased	2,117,958	—	217,278	14,114,353
Dividends on securities sold short	—	1,303	—	—
Distributions fees	14,983	3,012	5,806	161,061
Trustee expenses	2,377	142	793	66,590
Accrued expenses	57,918	8,597	12,857	353,175

Total liabilities	7,145,599	4,906,470	264,173	108,589,093

NET ASSETS	$30,554,310	$9,990,088	$13,140,332	$535,710,687

NET ASSETS CONSIST OF:
Paid-in capital	$47,218,136	$13,546,215	$12,408,655	$1,019,081,415
Accumulated net realized gain (loss) on investments	(17,642,932)	(3,139,861)	228,466	(527,038,165)
Accumulated Net Investment gain (loss)	(236,684)	(175,616)	(108,302)	(2,019,772)
Net unrealized appreciation (depreciation) on investments	1,215,790	(240,650)	611,513	45,687,209

Total Net Assets	$30,554,310	$9,990,088	$13,140,332	$535,710,687

Total Investments, at Cost	$28,566,709	$(4,020,568)	$8,962,220	$465,944,041

Proceeds from Securities Sold Short	—	4,645,771	—	—
Premiums on Options	6,775	—	—	137,228
Market value of Securities loaned	4,678,364	—	—	89,189,299

Class A shares:
Net Assets	$17,447,640	$7,755,023	$5,902,213	$400,367,305

Shares of Beneficial interest outstanding(1)	2,756,426	938,912	608,478	27,767,810
Net Asset Value per share and redemption(2) price per share	$6.33	$8.26	$9.70	$14.42

Offering price per share (100 ÷ 94.50 x net asset value per share)	$6.70	$8.74	$10.26	$15.26

Class C shares:
Net Assets	$12,822,343	$1,576,668	$6,298,108	$85,456,633

Shares of Beneficial interest outstanding(1)	2,052,298	191,612	655,679	6,484,108

Net Asset Value per share and redemption(2) price per share	$6.25	$8.23	$9.61	$13.18

Institutional Class shares:
Net Assets	$284,327	$658,397	$940,011	$49,886,749

Shares of Beneficial interest outstanding(1)	39,625	79,562	96,327	3,366,945

Net Asset Value per share and redemption(2) price per share	$7.18	$8.28	$9.76	$14.82

(1)	Unlimited number of shares of beneficial interest with a $0.01 par value, authorized.

(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
26 | 2009 SEMI - ANNUAL REPORT

Traditional Funds
Quaker Capital	Quaker	Quaker
Opportunities	Mid-Cap	Small-Cap
Fund	Value Fund	Value Fund

$13,892,357	$13,628,960	$118,235,308
—	—	—
—	—	—

5,954	8,900	52,224
14,196	12,768	95,732
542,209	—	1,968,523
—	148	4,233
2,841	4,508	21,480

14,457,557	13,655,284	120,377,500

—	—	—
—	—	—

173,041	—	—
10,993	9,568	86,827
44,334	23,808	147,397
—	2,852,263	25,189,266
328,482	53,450	1,643,521
—	—	—
5,942	4,039	6,888
1,410	1,059	5,420
13,151	11,421	30,995

577,353	2,955,608	27,110,314

$13,880,204	$10,699,676	$93,267,186

$13,723,044	$21,624,447	$116,831,272
(1,409,646)	(12,805,292)	(31,334,862)
(40,181)	(16,089)	(172,958)
1,606,987	1,896,610	7,943,734

$13,880,204	$10,699,676	$93,267,186

$12,285,369	$8,581,434	$84,169,806

—	—	—
—	—	—
—	2,729,462	24,564,310

$9,230,399	$7,648,007	$22,327,361

1,075,979	639,691	1,869,346

$8.58	$11.96	$11.94

$9.08	$12.66	$12.63

$4,594,072	$2,823,710	$2,635,280

568,356	258,524	254,366

$8.08	$10.92	$10.36

$55,733	$227,959	$68,304,545

6,488	18,423	5,526,735

$8.59	$12.37	$12.36

The accompanying notes are an integral part of the financial statements.
2009 SEMI - ANNUAL REPORT | 27

Statements of Operations
For the Six-Month Period Ended December 31, 2009 (unaudited)

	Tactical Allocation Funds
	Quaker	Quaker	Quaker Small-Cap	Quaker
	Global Tactical	Long-Short Tactical	Growth Tactical	Strategic
	Allocation Fund	Allocation Fund	Allocation Fund	Growth Fund

INVESTMENT INCOME
Income:
Dividends (net of foreign withholding taxes)	$165,757	$19,979	$19,965	$3,672,809
Interest	245	2,320	619	4,183
Security lending income	15,516	—	—	247,486

Total Income	181,518	22,299	20,584	3,924,478

Expenses:
Investment advisory fees (note 3)	191,626	75,932	55,348	3,762,683
Fund administration, accounting, and transfer agent	27,309	11,091	11,125	383,026
Custody fees	81,442	15,974	16,571	109,088
Trustee fees and meeting expenses	6,480	1,420	2,784	128,698
Legal fees	904	176	329	16,034
Audit fees	3,411	560	1,374	73,747
Distribution Fee — Class A	22,239	9,160	5,431	546,729
Distribution Fee — Class C	63,001	5,410	29,447	462,202
Officers’compensation fees	4,045	856	1,410	81,164
Registration and filing expenses	6,227	424	1,442	138,592
Printing expenses	9,480	4,502	3,442	187,273
Dividends on securities sold short	—	33,403	—	—
Other operating expenses	2,038	39,007	183	55,014

Total expenses	418,202	197,915	128,886	5,944,250

Less:
Investment advisory fees waived & reimbursed (note 3)	—	—	—	—
Net expenses	418,202	197,915	128,886	5,944,250

Net investment income (loss)	(236,684)	(175,616)	(108,302)	(2,019,772)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) from investments, (excluding short securities)	4,422,206	(249,784)	1,103,524	63,257,322
Net realized gain (loss) from short securities	(170,207)	(1,428,789)	—	6,286
Net realized gain (loss) from written options	46,392	—	—	1,112,802
Net unrealized appreciation (depreciation) on investments (excluding short securities)	727,473	(148,959)	149,221	28,795,119
Net unrealized appreciation (depreciation) on written options	(87)	—	—	(121,850)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	5,025,777	(1,827,532)	1,252,745	93,049,679

Net increase (decrease) in net assets resulting from operations	$4,789,093	$(2,003,148)	$1,144,443	$91,029,907

Foreign withholding taxes on dividends	$(5,055)	$(132)	$(1,318)	$(29,199)

28 | 2009 SEMI - ANNUAL REPORT

Traditional Funds
Quaker Capital	Quaker	Quaker
Opportunities	Mid-Cap	Small-Cap
Fund	Value Fund	Value Fund

$94,460	$98,611	$520,311
89	33	188
—	1,921	42,695

94,549	100,565	563,194

62,518	56,258	554,160
11,648	10,425	63,134
12,205	15,043	21,875
3,413	2,278	19,014
276	131	2,229
1,559	1,147	10,575
11,423	9,804	27,589
22,458	14,134	13,692
1,776	1,435	12,228
2,399	2,347	17,278
3,953	3,501	27,612
—	—	—
1,102	151	6,639

134,730	116,654	776,025

—	—	(39,878)
134,730	116,654	736,147

(40,181)	(16,089)	(172,953)

1,228,475	576,650	3,050,259
(491,406)	—	—
1,179,341	1,974,325	14,118,835

133,090	—	—

—	—	—

2,049,500	2,550,975	17,169,094

$2,009,319	$2,534,886	$16,996,141

$(3,330)	$—	$(336)

The accompanying notes are an integral part of the financial statements.
2009 SEMI - ANNUAL REPORT | 29

Statements of Changes in Net Assets
For the Six-Month Period Ended December 31, 2009 (unaudited)

	Tactical Allocation Funds
	Quaker	Quaker	Quaker Small-Cap	Quaker
	Global Tactical	Long-Short Tactical	Growth Tactical	Strategic
	Allocation Fund	Allocation Fund*	Allocation Fund**	Growth Fund

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(236,684)	$(175,616)	$(108,302)	$(2,019,772)
Net realized gain (loss) from investment transactions and foreign currency transactions	4,298,391	(1,678,573)	1,103,524	64,376,410
Change in net unrealized appreciation (depreciation) on investments	727,386	(148,959)	149,221	28,673,269

Net increase in net assets resulting from operations	4,789,093	(2,003,148)	1,144,443	91,029,907

Distributions to shareholders from
Net investment income Class A	—	—	—	—
Net investment income Class C	—	—	—	—
Net investment income Class I	—	—	—	—
Net realized capital gain — Class A	—	—	(617,912)	—
Net realized capital gain — Class C	—	—	(694,222)	—
Net realized capital gain — Class I	—	—	(117,772)	—

Total Distributions	—	—	(1,429,906)	—

Capital share transactions
Increase (Decrease) in net assets from fund share transactions (Note 8)	(2,227,067)	6,582,716	3,896,269	(129,763,684)

Total increase (decrease) in net assets	2,562,026	4,579,568	3,610,806	(38,733,777)

NET ASSETS
Beginning of period	27,992,284	5,410,520	9,529,526	574,444,464

End of period	$30,554,310	$9,990,088	$13,140,332	$535,710,687

Accumulated net investment gain (loss), at end of period	$(236,684)	$(175,616)	$(108,302)	$(2,019,772)

For the Fiscal Year Ended June 30, 2009
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(348,757)	$(105,872)	$(91,405)	$(4,558,873)
Net realized gain (loss) from investment transactions and foreign currency transactions	(21,677,094)	(250,698)	646,253	(587,377,327)
Change in net unrealized appreciation (depreciation) on investments	163,135	456,471	462,292	(180,803,189)

Net increase (decrease) in net assets resulting from operations	(21,862,716)	99,901	1,017,140	(772,739,389)

Distributions to shareholders from
Net realized capital gain — Class A	—	—	—	(72,873,708)
Net realized capital gain — Class B	—	—	—	(57,779)
Net realized capital gain — Class C	—	—	—	(15,343,584)
Net realized capital gain — Class I	—	—	—	(5,486,553)

Total Distributions	—	—	—	(93,761,624)

Capital share transactions
Increase (Decrease) in net assets from fund share transactions (Note 9)	8,743,970	942,463	8,512,386	(149,827,659)

Total increase (decrease) in net assets	(13,118,746)	1,042,364	9,529,526	(1,016,328,672)

NET ASSETS
Beginning of period	41,111,030	4,368,156	—	1,590,773,136

End of period	$27,992,284	$5,410,520	$9,529,526	$574,444,464

Accumulated net investment gain (loss), at end of period	$(348,757)	$(105,872)	$(91,405)	$(4,558,873)

*	Financial Statement data for this Fund for the fiscal year ended June 30, 2009 reflects the period October 1, 2008 to June 30, 2009.

**	Financial Statement data for this Fund for the fiscal year ended June 30, 2009 reflects the period September 30, 2008 to June 30, 2009.
30 | 2009 SEMI - ANNUAL REPORT

Traditional Funds
Quaker Capital	Quaker	Quaker
Opportunities	Mid-Cap	Small-Cap
Fund	Value Fund	Value Fund

$(40,181)	$(16,089)	$(172,953)

737,069	576,650	3,050,259

1,312,431	1,974,325	14,118,835

2,009,319	2,534,886	16,996,141

—	—	—
—	—	—
—	—	(58,560)
—	—	—
—	—	—
—	—	—

—	—	(58,560)

(274,148)	(1,766,267)	(7,316,806)

1,735,171	768,619	9,620,775

12,145,033	9,931,057	83,646,411

$13,880,204	$10,699,676	$93,267,186

$(40,181)	$(16,089)	$(172,958)

$(7,810)	$(10,631)	$58,559

(1,972,017)	(7,848,585)	(27,973,049)

(160,359)	(85,491)	(4,132,451)

(2,140,186)	(7,944,707)	(32,016,941)

(3,723)	—	(17,758)
(83)	—	(105)
(2,922)	—	(3,000)
—	—	(45,050)

(6,728)	—	(65,913)

1,642,283	6,022,240	59,507,750

(504,631)	(13,966,947)	27,424,896

12,649,664	23,898,004	56,221,515

$12,145,033	$9,931,057	$83,646,411

$(7,810)	$(10,631)	$58,559

The accompanying notes are an integral part of the financial statements.
2009 SEMI - ANNUAL REPORT | 31

Financial Highlights
Quaker Global Tactical Allocation Fund
(For a Share Outstanding Throughout the Period)

	Class A
	For the Six-		For the period
	Months period		May 1, 2008
	from July 1, 2009	Year Ended	(commencement
	to December 31,	June 30,	of operations) to
	2009(1)	2009	June 30, 2008

Net asset value, beginning of period	$5.37	$10.19	$10.00

Income from investment operations
Net investment loss(2)	(0.04)	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments	1.00	(4.77)	0.21

Total from investment operations	0.96	(4.82)	0.19

Net asset value, end of period	$6.33	$5.37	$10.19

Total Return(3)	17.88%	(47.30)%	1.90	%†*

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$17,448	$16,380	$27,109
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.41%	2.38%	2.01	%**
After expense reimbursements and waived fees	2.41%	2.38%	2.01	%**
Ratio of net investment loss to average net assets	(1.23)%	(0.85)%	(1.20	)%**
Portfolio turnover rate	478.01%	760.99%	29.39	%*

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized
32 | 2009 SEMI - ANNUAL REPORT

	Class C
	For the Six-		For the period
	Months period		May 1, 2008
	from July 1, 2009	Year Ended	(commencement
	to December 31,	June 30,	of operations) to
	2009(1)	2009	June 30, 2008

Net asset value, beginning of period	$5.32	$10.17	$10.00

Income from investment operations
Net investment loss(2)	(0.06)	(0.09)	(0.03)
Net realized and unrealized gain (loss) on investments	0.99	(4.76)	0.20

Total from investment operations	0.93	(4.85)	0.17

Net asset value, end of period	$6.25	$5.32	$10.17

Total Return(3)	17.48%	(47.69)%	1.70	%†*

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$12,822	$11,386	$14,002
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	3.17%	3.13%	2.76	%**
After expense reimbursements and waived fees	3.17%	3.13%	2.76	%**
Ratio of net investment loss to average net assets	(1.99)%	(1.60)%	(1.95	)%**
Portfolio turnover rate	478.01%	760.99%	29.39	%*

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized
The accompanying notes are an integral part of the financial statements.
2009 SEMI - ANNUAL REPORT | 33

Financial Highlights
Quaker Global Tactical Allocation Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six-	For the period
	Months period	July 23, 2008
	from July 1, 2009	(commencement
	to December 31,	of operations) to
	2009(1)	June 30, 2009

Net asset value, beginning of period	$6.08	$10.00

Income from investment operations
Net investment loss(2)	(0.03)	(0.05)
Net realized and unrealized gain (loss) on investments	1.16	(3.87)

Total from investment operations	1.13	(3.92)

Net asset value, end of period	$7.18	$6.08

Total Return(3)	18.09%	(39.20	)%†*

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$284	$226
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.17%	2.23	%**
After expense reimbursements and waived fees	2.17%	2.23	%**
Ratio of net investment loss to average net assets	(1.00)%	(0.74	)%**
Portfolio turnover rate	478.01%	760.99	%*

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized
The accompanying notes are an integral part of the financial statements.
34 | 2009 SEMI - ANNUAL REPORT

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Financial Highlights
Quaker Long-Short Tactical Allocation Fund
(For a Share Outstanding Throughout the Period)

	Class A
	For the Six-	For the
	Months period	period
	from July 1,	October 1,		Year	Year	Year	Year
	2009 to	2008 to		Ended	Ended	Ended	Ended
	December 31,	June 30,		September 30,	September 30,	September 30,	September 30,
	2009(1)	2009		2008	2007	2006	2005

Net asset value, beginning of period	$10.28	$9.47		$10.86	$10.66	$12.20	$11.60

Income From investment Operations
Net investment loss(2)	(0.18)	(0.28)		(0.26)	(0.27)	(0.21)	(0.26)
Net realized and unrealized gain (loss) on investments	(1.84)	1.09		(1.13)	0.69	0.01	1.41

Total from investment operations	(2.02)	0.81		(1.39)	0.42	(0.20)	1.15

Distributions to shareholders from:
Net realized capital gain	—	—		—	(0.22)	(1.34)	(0.55)

Total distributions	—	—		—	(0.22)	(1.34)	(0.55)

Net asset value, end of period	$8.26	$10.28		$9.47	$10.86	$10.66	$12.20

Total Return(3)	(19.65)%	8.55	%†*	(12.80)%	4.07%	(1.97)%	9.95%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$7,755	$5,014		$4,368	$3,669	$12,281	$8,519
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	3.65%	5.25	%**	4.61%	5.18%	3.44%	3.34%
After expense reimbursements and waived fees	3.65%	5.25	%**	4.21%	4.42%	3.31%	3.30%
Ratio of net investment loss to average net assets	(3.50)%	(3.91	)%**	(2.31)%	(2.54)%	(1.85)%	(2.24)%
Portfolio turnover rate	1286.94%	1546.80	%*	2121.39%	2118.78%	2052.63%	1634.62%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized
36 | 2009 SEMI - ANNUAL REPORT

	Class C
	For the	For the
	Six-Months	period June 16, 2009
	period from	(commencement
	July 1, 2009 to	of operations) to
	December 31, 2009(1)	June 30, 2009

Net asset value, beginning of period	$10.28	$10.55

Income from investment operations
Net investment income (loss)(2)	(0.16)	0.01
Net realized and unrealized loss on investments	(1.89)	(0.28)

Total from investment operations	(2.05)	(0.27)

Net asset value, end of period	$8.23	$10.28

Total Return(3)	(19.94)%	(2.56	)%†*

Ratios/supplemental data

Net assets, end of period (000’s omitted)	$1,577	$133
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	4.47%	6.00	%**
After expense reimbursements and waived fees	4.47%	6.00	%**
Ratio of net investment loss to average net assets	(4.39)%	(4.66	)%**
Portfolio turnover rate	1286.94%	1546.80	%*

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized
The accompanying notes are an integral part of the financial statements.
2009 SEMI - ANNUAL REPORT | 37

Financial Highlights
Quaker Long-Short Tactical Allocation Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the	For the
	Six-Months	period June 16, 2009
	period from	(commencement
	July 1, 2009 to	of operations) to
	December 31, 2009(1)	June 30, 2009

Net asset value, beginning of period	$10.28	$10.55

Income from investment operations
Net investment income (loss)(2)	(0.21)	0.02
Net realized and unrealized loss on investments	(1.79)	(0.25)

Total from investment operations	(2.00)	(0.27)

Net asset value, end of period	$8.28	$10.28

Total Return(3)	(19.46)%	(2.56	)%†*

Ratios/supplemental data

Net assets, end of period (000’s omitted)	$658	$264
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	3.44%	5.00	%**
After expense reimbursements and waived fees	3.44%	5.00	%**
Ratio of net investment loss to average net assets	(3.27)%	(3.66	)%**
Portfolio turnover rate	1286.94%	1546.80	%*

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized
The accompanying notes are an integral part of the financial statements.
38 | 2009 SEMI - ANNUAL REPORT

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Financial Highlights
Quaker Small-Cap Growth Tactical Allocation Fund
(For a Share Outstanding Throughout the Period)

	Class A
	For the Six-	For the period
	Months period	September 30, 2008
	from July 1, 2009	(commencement
	to December 31,	of operations) to
	2009(1)	June 30, 2009

Net asset value, beginning of period	$10.09	$10.00

Income from investment operations
Net investment loss(2)	(0.08)	(0.15)
Net realized and unrealized gain on investments	1.14	0.24

Total from investment operations	1.06	0.09

Distributions to shareholders from:
Net realized capital gain	(1.45)	—

Total distributions	(1.45)	—

Net asset value, end of period	$9.70	$10.09

Total Return(3)	10.95%	0.90	%†*

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$5,902	$3,728
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.96%	2.64	%**
After expense reimbursements and waived fees	1.96%	2.64	%**
Ratio of net investment loss to average net assets	(1.59)%	(2.15	)%**
Portfolio turnover rate	378.98%	714.79	%*

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized
40 | 2009 SEMI - ANNUAL REPORT

	Class C
	For the Six-	For the period
	Months period	September 30, 2008
	from July 1, 2009	(commencement
	to December 31,	of operations) to
	2009(1)	June 30, 2009

Net asset value, beginning of period	$10.04	$10.00

Income from investment operations
Net investment loss(2)	(0.12)	(0.19)
Net realized and unrealized gain on investments	1.14	0.23

Total from investment operations	1.02	0.04

Distributions to shareholders from:
Net realized capital gain	(1.45)	—

Total distributions	(1.45)	—

Net asset value, end of period	$9.61	$10.04

Total Return(3)	10.59%	0.40	%†*

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$6,298	$5,081
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.69%	3.33	%**
After expense reimbursements and waived fees	2.69%	3.33	%**
Ratio of net investment loss to average net assets	(2.31)%	(2.80	)%**
Portfolio turnover rate	378.98%	714.79	%*

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized
The accompanying notes are an integral part of the financial statements.
2009 SEMI - ANNUAL REPORT | 41

Financial Highlights
Quaker Small-Cap Growth Tactical Allocation Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six-	For the period
	Months period	September 30, 2008
	from July 1, 2009	(commencement
	to December 31,	of operations) to
	2009(1)	June 30, 2009

Net asset value, beginning of period	$10.13	$10.00

Income from investment operations
Net investment loss(2)	(0.07)	(0.12)
Net realized and unrealized gain on investments	1.15	0.25

Total from investment operations	1.08	0.13

Distributions to shareholders from:
Net realized capital gain	(1.45)	—

Total distributions	(1.45)	—

Net asset value, end of period	$9.76	$10.13

Total Return(3)	11.10%	1.30	%†*

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$940	$721
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.69%	2.30	%**
After expense reimbursements and waived fees	1.69%	2.30	%**
Ratio of net investment loss to average net assets	(1.34)%	(1.76	)%**
Portfolio turnover rate	378.98%	714.79	%*

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized
The accompanying notes are an integral part of the financial statements.
42 | 2009 SEMI - ANNUAL REPORT

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Financial Highlights
Quaker Strategic Growth Fund
(For a Share Outstanding Throughout the Period)

	Class A
	For the Six-Months	Year	Year	Year	Year	Year
	period from July 1,	Ended	Ended	Ended	Ended	Ended
	2009 to December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2009(1)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$12.33	$28.45	$25.69	$24.12	$22.44	$20.71

Income from investment operations
Net investment income (loss)(2)	(0.04)	(0.07)	(0.09)	0.06	0.05	(0.16)
Net realized and unrealized gain (loss) on investments	2.13	(14.08)	5.50	4.07	2.98	2.88

Total from investment operations	2.09	(14.15)	5.41	4.13	3.03	2.72

Distributions to shareholders from:
Net investment income	—	—	—	(0.09)	—	—
Net realized capital gain	—	(1.97)	(2.65)	(2.47)	(1.35)	(0.99)

Total distributions	—	(1.97)	(2.65)	(2.56)	(1.35)	(0.99)

Net asset value, end of period	$14.42	$12.33	$28.45	$25.69	$24.12	$22.44

Total Return(2)	16.95%	(49.61)%	22.22%	18.68%	13.66%	13.36%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$400,367	$436,015	$1,244,922	$629,531	$901,498	$530,271
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture	1.95%	1.89%	1.80%	1.90%	1.90%	2.04%
After fees paid indirectly through commission recapture	1.95%	1.89%	1.80%	1.90%	1.86%	1.99%
Ratio of net investment income (loss) to average net assets	(0.60)%	(0.45)%	(0.34)%	0.23%	0.20%	(0.73)%
Portfolio turnover rate	128.19%	468.72%	168.61%	319.28%	185.71%	204.59%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
44 | 2009 SEMI - ANNUAL REPORT

	Class C
	For the Six-Months	Year	Year	Year	Year	Year
	period from July 1,	Ended	Ended	Ended	Ended	Ended
	2009 to December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2009(1)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$11.31	$26.61	$24.36	$23.07	$21.68	$20.18

Income from investment operations
Net investment loss(2)	(0.09)	(0.17)	(0.27)	(0.12)	(0.12)	(0.31)
Net realized and unrealized gain (loss) on investments	1.96	(13.16)	5.17	3.88	2.86	2.80

Total from investment operations	1.93	(13.33)	4.90	3.76	2.74	2.49

Distributions to shareholders from:
Net realized capital gain	—	(1.97)	(2.65)	(2.47)	(1.35)	(0.99)

Total distributions	—	(1.97)	(2.65)	(2.47)	(1.35)	(0.99)

Net asset value, end of period	$13.18	$11.31	$26.61	$24.36	$23.07	$21.68

Total Return(3)	16.53%	(49.99)%	21.29%	17.80%	12.77%	12.55%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$85,457	$92,152	$213,194	$108,241	$98,224	$66,958
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture	2.70%	2.64%	2.55%	2.65%	2.65%	2.79%
After fees paid indirectly through commission recapture	2.70%	2.64%	2.55%	2.65%	2.61%	2.74%
Ratio of net investment loss to average net assets	(1.35)%	(1.21)%	(1.09)%	(0.52)%	(0.55)%	(1.48)%
Portfolio turnover rate	128.19%	468.72%	168.61%	319.28%	185.71%	204.59%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
The accompanying notes are an integral part of the financial statements.
2009 SEMI - ANNUAL REPORT | 45

Financial Highlights
Quaker Strategic Growth Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six-Months	Year	Year	Year	Year	Year
	period from July 1,	Ended	Ended	Ended	Ended	Ended
	2009 to December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2009(1)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$12.65	$29.03	$26.09	$24.47	$22.70	$20.88

Income from investment operations
Net investment income (loss)(2)	(0.02)	(0.04)	(0.03)	0.12	0.11	(0.10)
Net realized and unrealized gain (loss) on investments	2.19	(14.37)	5.62	4.13	3.01	2.91

Total from investment operations	2.17	(14.41)	5.59	4.25	3.12	2.81

Distributions to shareholders from:
Net investment income	—	—	—	(0.16)	—	—
Net realized capital gain	—	(1.97)	(2.65)	(2.47)	(1.35)	(0.99)

Total distributions	—	(1.97)	(2.65)	(2.63)	(1.35)	(0.99)

Net asset value, end of period	$14.82	$12.65	$29.03	$26.09	$24.47	$22.70

Total Return(3)	17.15%	(49.51)%	22.58%	18.95%	13.91%	13.69%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$49,887	$46,136	$126,637	$15,105	$41,280	$32,506
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture	1.70%	1.64%	1.54%	1.65%	1.65%	1.79%
After fees paid indirectly through commission recapture	1.70%	1.64%	1.54%	1.65%	1.61%	1.74%
Ratio of net investment income (loss) to average net assets	(0.34)%	(0.23)%	(0.09)%	0.48%	0.45%	(0.48)%
Portfolio turnover rate	128.19%	468.72%	168.61%	319.28%	185.71%	204.59%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
The accompanying notes are an integral part of the financial statements.
46 | 2009 SEMI - ANNUAL REPORT

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Financial Highlights
Quaker Capital Opportunities Fund
(For a Share Outstanding Throughout the Period)

	Class A
	For the Six-Months	Year	Year	Year	Year	Year
	period from July 1,	Ended	Ended	Ended	Ended	Ended
	2009 to December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2009(1)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$7.37	$9.24	$11.30	$11.07	$11.29	$11.45

Income from investment operations
Net investment income (loss)(2)	(0.01)	0.02	0.02	0.02	(0.05)	(0.12)
Net realized and unrealized gain (loss) on investments	1.22	(1.88)	(0.26)	1.01	0.85	1.19

Total from investment operations	1.21	(1.86)	(0.24)	1.03	0.80	1.07

Distributions to shareholders from:
Net realized capital gain	—	(0.01)	(1.75)	(0.80)	(1.02)	(1.23)
Return of capital	—	—	(0.07)	—	—	—

Total distributions	—	(0.01)	(1.82)	(0.80)	(1.02)	(1.23)

Net asset value, end of period	$8.58	$7.37	$9.24	$11.30	$11.07	$11.29

Total Return(3)	16.42%	(20.18)%	(3.63)%	9.67%	7.05%	9.66%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$9,230	$7,979	$7,007	$8,016	$12,482	$11,970
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.74%	1.88%	1.59%	1.76%	1.72%	1.95%
After expense reimbursements and waived fees	1.74%	1.88%	1.59%	1.76%	1.67%	1.95%
Ratio of net investment income (loss) to average net assets	(0.34)%	0.22%	0.15%	0.22%	(0.41)%	(1.08)%
Portfolio turnover rate	99.91%	104.43%	75.18%	87.48%	129.29%	226.62%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
48 | 2009 SEMI - ANNUAL REPORT

	Class C
	For the Six-Months	Year	Year	Year	Year	Year
	period from July 1,	Ended	Ended	Ended	Ended	Ended
	2009 to December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2009(1)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$6.97	$8.80	$10.92	$10.81	$11.12	$11.38

Income from investment operations
Net investment loss(2)	(0.04)	(0.04)	(0.10)	(0.06)	(0.13)	(0.21)

Net realized and unrealized gain (loss) on investments	1.15	(1.78)	(0.20)	0.97	0.84	1.18

Total from investment operations	1.11	(1.82)	(0.30)	0.91	0.71	0.97

Distributions to shareholders from:
Net realized capital gain	—	(0.01)	(1.75)	(0.80)	(1.02)	(1.23)
Return of capital	—	—	(0.07)	—	—	—

Total distributions	—	(0.01)	(1.82)	(0.80)	(1.02)	(1.23)

Net asset value, end of period	$8.08	$6.97	$8.80	$10.92	$10.81	$11.12

Total Return(3)	15.93%	(20.74)%	(4.38)%	8.76%	6.32%	8.80%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$4,594	$4,060	$5,322	$8,449	$11,423	$11,932
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.49%	2.60%	2.34%	2.51%	2.47%	2.70%
After expense reimbursements and waived fees	2.49%	2.60%	2.34%	2.51%	2.42%	2.70%
Ratio of net investment loss to average net assets	(1.09)%	(0.53)%	(1.01)%	(0.53)%	(1.16)%	(1.83)%
Portfolio turnover rate	99.91%	104.43%	75.18%	87.48%	129.29%	226.62%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
The accompanying notes are an integral part of the financial statements.
2009 SEMI - ANNUAL REPORT | 49

Financial Highlights
Quaker Capital Opportunities Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
		For the period
	For the Six-Months	May 5, 2009
	period from July 1,	(commencement of
	2009 to December 31,	operations) to
	2009(1)	June 30, 2009

Net asset value, beginning of period	$7.37	$7.14

Income from investment operations
Net investment income (loss)(2)	(0.01)	0.01
Net realized and unrealized gain on investments	1.23	0.22

Total from investment operations	1.22	0.23

Net asset value, end of period	$8.59	$7.37

Total Return(3)	16.55%	3.22	%†*

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$56	$9
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.50%	1.92	%**
After expense reimbursements and waived fees	1.50%	1.92	%**
Ratio of net investment income (loss) to average net assets	(0.14)%	0.71	%**
Portfolio turnover rate	99.91%	104.43	%*

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized
The accompanying notes are an integral part of the financial statements.
50 | 2009 SEMI - ANNUAL REPORT

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Financial Highlights
Quaker Mid-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class A
	For the Six-Months	Year	Year	Year	Year	Year
	period from July 1,	Ended	Ended	Ended	Ended	Ended
	2009 to December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2009(1)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.39	$14.42	$17.84	$15.89	$16.67	$16.03

Income from investment operations
Net investment income (loss)(2)	—	0.01	(0.06)	(0.09)	(0.10)	(0.09)
Net realized and unrealized gain (loss) on investments	2.57	(5.04)	(2.74)	2.37	1.75	2.09

Total from investment operations	2.57	(5.03)	(2.80)	2.28	1.65	2.00

Distributions to shareholders from:
Net realized capital gain	—	—	(0.62)	(0.33)	(2.43)	(1.36)

Total distributions	—	—	(0.62)	(0.33)	(2.43)	(1.36)

Net asset value, end of period	$11.96	$9.39	$14.42	$17.84	$15.89	$16.67

Total Return(3)	27.37%	(34.88)%	(15.92)%	14.51%	10.32%	12.57%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$7,648	$6,967	$17,118	$135,680	$70,866	$40,198
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.98%	1.96%	1.64%	1.64%	1.69%	1.84%
After expense reimbursements and waived fees	1.98%	1.94%	1.58%	1.64%	1.65%	1.66%
Ratio of net investment income (loss) to average net assets	(0.10)%	0.11%	(0.36)%	(0.56)%	(0.60)%	(0.55)%
Portfolio turnover rate	21.19%	184.80%	221.17%	74.49%	82.01%	186.72%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
52 | 2009 SEMMI - ANNUAL REPORT

	Class C
	For the Six-Months	Year	Year	Year	Year	Year
	period from July 1,	Ended	Ended	Ended	Ended	Ended
	2009 to December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2009(1)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$8.61	$13.32	$16.65	$14.96	$15.94	$15.49

Income from investment operations
Net investment loss(2)	(0.04)	(0.06)	(0.19)	(0.20)	(0.21)	(0.20)
Net realized and unrealized gain (loss) on investments	2.35	(4.65)	(2.52)	2.22	1.66	2.01

Total from investment operations	2.31	(4.71)	(2.71)	2.02	1.45	1.81

Distributions to shareholders from:
Net realized capital gain	—	—	(0.62)	(0.33)	(2.43)	(1.36)

Total distributions	—	—	(0.62)	(0.33)	(2.43)	(1.36)

Net asset value, end of period	$10.92	$8.61	$13.32	$16.65	$14.96	$15.94

Total Return(3)	26.83%	(35.36)%	(16.53)%	13.67%	9.47%	11.75%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$2,824	$2,629	$5,801	$14,975	$16,458	$13,379
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.73%	2.71%	2.57%	2.39%	2.44%	2.59%
After expense reimbursements and waived fees	2.73%	2.69%	2.52%	2.39%	2.40%	2.41%
Ratio of net investment loss to average net assets	(0.86)%	(0.62)%	(1.27)%	(1.31)%	(1.35)%	(1.30)%
Portfolio turnover rate	21.19%	184.80%	221.17%	74.49%	82.01%	186.72%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
The accompanying notes are an integral part of the financial statements.
2009 SEMI - ANNUAL REPORT | 53

Financial Highlights
Quaker Mid-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six-Months	Year	Year	Year	Year	Year
	period from July 1,	Ended	Ended	Ended	Ended	Ended
	2009 to December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2009(1)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.70	$14.87	$18.33	$16.27	$16.98	$16.27

Income from investment operations
Net investment income (loss)(2)	0.01	0.04	(0.05)	(0.05)	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investments	2.66	(5.21)	(2.79)	2.44	1.78	2.12

Total from investment operations	2.67	(5.17)	(2.84)	2.39	1.72	2.07

Distributions to shareholders from:
Net realized capital gain	—	—	(0.62)	(0.33)	(2.43)	(1.36)

Total distributions	—	—	(0.62)	(0.33)	(2.43)	(1.36)

Net asset value, end of period	$12.37	$9.70	$14.87	$18.33	$16.27	$16.98

Total Return(3)	27.53%	(34.77)%	(15.70)%	14.85%	10.56%	12.83%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$228	$227	$511	$1,902	$1,503	$1,752
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.73%	1.70%	1.63%	1.39%	1.44%	1.59%
After expense reimbursements and waived fees	1.73%	1.68%	1.58%	1.39%	1.40%	1.41%
Ratio of net investment income (loss) to average net assets	0.12%	0.36%	(0.30)%	(0.31)%	(0.35)%	(0.30)%
Portfolio turnover rate	21.19%	184.80%	221.17%	74.49%	82.01%	186.72%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
The accompanying notes are an integral part of the financial statements.
54 | 2009 SEMI - ANNUAL REPORT

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Financial Highlights
Quaker Small-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class A
	For the Six-Months	Year	Year	Year	Year	Year
	period from July 1,	Ended	Ended	Ended	Ended	Ended
	2009 to December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2009(1)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.90	$13.88	$20.71	$19.51	$19.39	$18.95

Income from investment operations
Net investment loss(2)	(0.03)	(0.01)	(0.07)	(0.05)	(0.17)	(0.14)
Net realized and unrealized gain (loss) on investments	2.07	(3.96)	(3.51)	3.39	3.23	2.39

Total from investment operations	2.04	(3.97)	(3.58)	3.34	3.06	2.25

Distributions to shareholders from:
Net realized capital gain	—	(0.01)	(3.25)	(2.14)	(2.94)	(1.81)

Total distributions	—	(0.01)	(3.25)	(2.14)	(2.94)	(1.81)

Net asset value, end of period	$11.94	$9.90	$13.88	$20.71	$19.51	$19.39

Total Return(3)	20.61%	(28.61)%	(17.86)%	18.22%	16.76%	12.17%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$22,327	$20,210	$27,722	$46,385	$36,735	$21,818
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.84%	1.83%	1.78%	1.82%	1.83%	1.94%
After expense reimbursements and waived fees	1.75%	1.74%	1.70%	1.73%	1.75%	1.94%
Ratio of net investment loss to average net assets	(0.62)%	(0.09)%	(0.44)%	(0.27)%	(0.83)%	(0.75)%
Portfolio turnover rate	49.89%	122.83%	129.58%	144.26%	129.64%	127.20%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
56 | 2009 SEMI - ANNUAL REPORT

	Class C
	For the Six-Months	Year	Year	Year	Year	Year
	period from July 1,	Ended	Ended	Ended	Ended	Ended
	2009 to December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2009(1)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$8.62	$12.18	$18.77	$17.99	$18.21	$18.02

Income from investment operations
Net investment loss(2)	(0.06)	(0.08)	(0.18)	(0.18)	(0.29)	(0.27)
Net realized and unrealized gain (loss) on investments	1.80	(3.47)	(3.16)	3.10	3.01	2.27

Total from investment operations	1.74	(3.55)	(3.34)	2.92	2.72	2.00

Distributions to shareholders from:
Net realized capital gain	—	(0.01)	(3.25)	(2.14)	(2.94)	(1.81)

Total distributions	—	(0.01)	(3.25)	(2.14)	(2.94)	(1.81)

Net asset value, end of period	$10.36	$8.62	$12.18	$18.77	$17.99	$18.21

Total Return(3)	20.19%	(29.16)%	(18.49)%	17.38%	15.91%	11.37%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$2,635	$2,688	$4,711	$13,436	$9,884	$6,597
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.59%	2.58%	2.52%	2.57%	2.58%	2.69%
After expense reimbursements and waived fees	2.50%	2.49%	2.44%	2.48%	2.50%	2.69%
Ratio of net investment loss to average net assets	(1.38)%	(0.86)%	(1.17)%	(1.02)%	(1.58)%	(1.50)%
Portfolio turnover rate	49.89%	122.83%	129.58%	144.26%	129.64%	127.20%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
The accompanying notes are an integral part of the financial statements.
2009 SEMI - ANNUAL REPORT | 57

Financial Highlights
Quaker Small-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six-Months	Year	Year	Year	Year	Year
	period from July 1,	Ended	Ended	Ended	Ended	Ended
	2009 to December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2009(1)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$10.24	$14.32	$21.19	$19.88	$19.65	$19.14

Income from investment operations
Net investment income (loss)(2)	(0.01)	0.02	(0.03)	—	(0.12)	(0.09)
Net realized and unrealized gain (loss) on investments	2.14	(4.09)	(3.59)	3.45	3.29	2.41

Total from investment operations	2.13	(4.07)	(3.62)	3.45	3.17	2.32

Distributions to shareholders from:
Net investment income	(0.01)	—	—	—	—	—
Net realized capital gain	—	(0.01)	(3.25)	(2.14)	(2.94)	(1.81)

Total distributions	(0.01)	(0.01)	(3.25)	(2.14)	(2.94)	(1.81)

Net asset value, end of period	$12.36	$10.24	$14.32	$21.19	$19.88	$19.65

Total Return(3)	20.81%	(28.43)%	(17.62)%	18.44%	17.12%	12.42%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$68,305	$60,675	$23,528	$30,520	$28,727	$26,963
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.59%	1.59%	1.54%	1.57%	1.58%	1.69%
After expense reimbursements and waived fees	1.45%	1.50%	1.46%	1.48%	1.50%	1.69%
Ratio of net investment income (loss) to average net assets	(0.37)%	0.19%	(0.20)%	(0.02)%	(0.58)%	(0.50)%
Portfolio turnover rate	49.89%	122.83%	129.58%	144.26%	129.64%	127.20%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
The accompanying notes are an integral part of the financial statements.
58 | 2009 SEMI - ANNUAL REPORT

Notes to the Financial Statements
Note 1 — Organization
     The Quaker Investment Trust (the “Trust”), an open-end management investment company, was organized as a Massachusetts business trust on October 24, 1990, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust’s Amended and Restated Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Trust currently has seven series: Quaker Global Tactical Allocation Fund (“Global Tactical Allocation”), Quaker Long-Short Tactical Allocation Fund (“Long-Short Tactical Allocation’’), Quaker Small-Cap Growth Tactical Allocation Fund (“Small-Cap Growth Tactical Allocation”), Quaker Strategic Growth Fund (“Strategic Growth”), Quaker Capital Opportunities Fund (“Capital Opportunities”), Quaker Mid-Cap Value Fund (“Mid-Cap Value”), and Quaker Small-Cap Value Fund (“Small-Cap Value”) (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below.
     Strategic Growth and Small-Cap Value commenced operations on November 25, 1996. Mid-Cap Value commenced operations on December 31, 1997. Capital Opportunities commenced operations on January 31, 2002. The investment objective of each of these Funds is to seek long-term growth of capital.
     Global Tactical Allocation commenced operations on May 1, 2008. Small-Cap Growth Tactical Allocation commenced operations on September 30, 2008. Long-Short Tactical Allocation commenced operations on June 15, 2009 in conjunction with the reorganization of the Top Flight Long-Short Fund (“Top Flight Fund”). The predecessor, Top Flight Fund, commenced investment operations on December 31, 2002. The investment objective of each of these Funds is to seek long-term growth of capital. Unlike other Funds in the Trust, this investment objective is non-fundamental in that this objective may be changed by the Board of Trustees (“Board” or “Trustees”) without shareholder approval.
     Strategic Growth, Capital Opportunities, Small-Cap Value, and Mid-Cap Value currently offer three classes of shares (Class A, Class C and Institutional Class shares). Class B Shares are no longer available for purchase, and all outstanding Class B Shares have been converted to Class A Shares. Small-Cap Growth Tactical Allocation, Global Tactical Allocation and Long-Short Tactical Allocation offer three classes of shares (Class A, Class C and Institutional Class Shares). Class A Shares are charged a front-end sales charge and a distribution and servicing fee; Class C Shares bear an additional distribution and servicing fee; and Institutional Class Shares bear no front-end sales charge or CDSC but have higher minimum investment limitations.
     Quaker Funds, Inc., the investment adviser to each of the Funds, has the ability to waive the minimum investment for Institutional Class shares at its discretion.
Note 2 — Summary of Significant Accounting Policies and Other Information
     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.
     A. Security Valuation. The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are generally valued at the last quoted sales price at the time of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued within the range of the most recent bid and ask price. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price.
     The Funds have adopted fair valuation procedures to value securities at fair market value in certain circumstances and have established a Valuation Committee responsible for determining when fair valuing a security is necessary and appropriate. The Funds will value securities at fair market value when market quotations are not readily available or when securities cannot be accurately valued within established pricing procedures. The Valuation Committee may also fair value foreign securities whose prices may have been affected by events occurring after the close of trading in their respective markets but prior to the time the Fund holding the foreign securities calculates its net asset value. The Funds’ fair valuation procedures are designed to help ensure that prices at which Fund shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.
     Short-term investments are valued at amortized cost, which approximates fair market value.
     B. Federal Income Taxes. It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to shareholders. Therefore, no federal income tax provision is required.
     Beginning with the 2009 annual financial statements, each Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and precedents. If this threshold is met, a Fund measures the tax benefit
2009 SEMI - ANNUAL REPORT | 59

Notes to the Financial Statements
Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)
as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has reviewed the tax positions for each of the four open tax years as of December 31, 2009 and has determined that the implementation of this authoritative guidance does not have a material impact on the Funds’ financial statements. Each Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.
     Net investment income or loss and net realized gains or losses may differ for financial statement and income tax purposes primarily due to investments that have a different basis for financial statement and income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by each Fund. Temporary differences that result in over-distribution for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.
     C. Security Transactions and Investment Income. Security transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income on debt securities is recorded daily on the accrual basis. Discounts and premiums on debt securities are amortized over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.
     The Funds may make short sales of investments, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the fair value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.
     If a security pays a dividend while the Fund holds it short; the Fund will need to pay the dividend to the original owner of the security. Since the Fund borrowed the shares and sold them to a third party, the third party will receive the dividend from the security and the Fund will pay the original owner the dividend directly. The Fund is not entitled to the dividend because it does not own the shares. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.
     D. Option Writing. The Funds may write covered options for hedging purposes or to close out a position. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.
     E. Foreign Currency Transactions. Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.
     Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.
     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes on the Funds’ books and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the fair value of assets and liabilities denominated in foreign currencies other than portfolio securities, resulting from changes in exchange rates.
     F. Multiple Class Allocations. Each class of shares has equal rights as to earnings and assets, except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses
60 | 2009 SEMI - ANNUAL REPORT

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)
attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
     G. Expense Allocations. Fund expenses that are not series (Fund) specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets.
     H. Distributions to Shareholders. Each Fund generally declares dividends at least annually, usually payable in December, on a date selected by the Trust’s Board. In addition, distributions may be made annually in December out of net realized gains through October 31 of that calendar year. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may make a supplemental distribution subsequent to the end of its period ending December 31.
     I. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
     J. Security Loans. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.
     K. Derivative Instruments. Effective June 30, 2009, the Funds adopted authoritative guidance on disclosures about derivative instruments and hedging activities, which require that the Funds disclose: a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Funds’ financial statements.
     The Funds traded financial instruments where it is considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.
     The fair value of derivative instruments and whose primary underlying risk exposure is equity price risk at December 31, 2009 was as follows:
Global Tactical Allocation Fund

	Fair Value
Derivative	Asset Derivatives	Liability Derivatives(1)

Written Options	$—	5,630

Strategic Growth Fund

	Fair Value
Derivative	Asset Derivatives	Liability Derivatives(1)

Written Options	$—	164,606

(1)	Statement of Assets and Liabilities location: Call options written, at value.
     The effect of derivative instruments on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the period ended December 31, 2009 was as follows:
Global Tactical Allocation Fund

Change in Unrealized
	Realized Gain (Loss)	Appreciation
	on Derivatives	(Depreciation) on
	Recognized in	Derivatives Recognized
Derivative	Income(2)	in Income(3)

Written Options	$46,392	(87)

Strategic Growth Fund

Change in Unrealized
	Realized Gain (Loss)	Appreciation
	on Derivatives	(Depreciation) on
	Recognized in	Derivatives Recognized
Derivative	Income(2)	in Income(3)

Written Options	1,112,802	(121,850)

(2)	Statement of Operations location: Net realized gain (loss) from written options

(3)	Statement of Operations location: Net unrealized appreciation (depreciation) on written options
     L. Fair Value of Financial Instruments. The Funds, under U.S. Generally Accepted Accounting Principles, adopted the Financial Accounting Standards Board Fair Value Measurements disclosure methodology, effective July 1, 2008. In accordance with the requirements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement also establishes a framework for measuring fair-value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset of liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect a Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.
2009 SEMI - ANNUAL REPORT | 61

Notes to the Financial Statements
Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)
Level I — quoted prices in active markets for identical securities.
Level II — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level III — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s assets and liabilities:

		Quoted Prices
		in Active Markets	Significant Other	Significant	Fair
		for Identical Investments	Observable Inputs	Unobservable Inputs	Value at
Category	Global Tactical Allocation Fund	(Level 1)	(Level 2)	(Level 3)	12/31/2009

Australia		$765,800	$0	$0	$765,800
Belgium		634,766	0	0	634,766
Bermuda		468,512	0	0	468,512
Brazil		306,680	0	0	306,680
Britain		1,265,527	0	0	1,265,527
Canada		3,855,306	0	0	3,855,306
Chile		454,597	0	0	454,597
China		603,624	0	0	603,624
Germany		623,560	0	0	623,560
Ireland		450,945	0	0	450,945
Israel		589,890	0	0	589,890
Netherland Antilles		605,337	0	0	605,337
Sweden		148,878	0	0	148,878
Switzerland		2,080,496	0	0	2,080,496
Taiwan		479,600	0	0	479,600
United States		16,454,608	0	0	16,454,608
Short-Term Instruments		4,820,097	0	0	4,820,097

		34,608,223	0	0	34,608,223

Purchased Option		(5,630)	0	0	(5,630)

Total		$34,602,593	$0	$0	$34,602,593

		Quoted Prices
		in Active Markets	Significant Other	Significant	Fair
		for Identical Investments	Observable Inputs	Unobservable Inputs	Value at
Category	Long-Short Tactical Allocation Fund	(Level 1)	(Level 2)	(Level 3)	12/31/2009

United States		$596,492	$0	$0	$596,492
Short-Term Instruments		4,874,001	0	0	4,874,001

		5,470,493	0	0	5,470,493

Short Sales, at value		4,857,710	0	0	4,857,710

Total		$10,328,203	$0	$0	$10,328,203

62 | 2009 SEMI - ANNUAL REPORT

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

		Quoted Prices
		in Active Markets	Significant Other	Significant	Fair
		for Identical Investments	Observable Inputs	Unobservable Inputs	Value at
Category	Small-Cap Growth Tactical Allocation	(Level 1)	(Level 2)	(Level 3)	12/31/2009

Bermuda		$362,032	$0	$0	$362,032
Canada		258,720	0	0	258,720
China		451,986	0	0	451,986
Chile		195,100	0	0	195,100
Israel		125,720	0	0	125,720
Spain		226,084	0	0	226,084
United States		7,954,091	0	0	7,954,091
Short-Term Instruments		3,385,884	0	0	3,385,884

Total		$12,959,616	$0	$0	$12,959,616

		Quoted Prices
		in Active Markets	Significant Other	Significant	Fair
		for Identical Investments	Observable Inputs	Unobservable Inputs	Value at
Category	Strategic Growth Fund	(Level 1)	(Level 2)	(Level 3)	12/31/2009

Basic Materials		$94,075,341	$0	$0	$94,075,341
Communications		42,762,336	0	0	42,762,336
Consumer, Cyclical		31,450,621	0	0	31,450,621
Consumer, Non-cyclical		49,049,866	0	0	49,049,866
Energy		73,629,132	0	0	73,629,132
Financial		57,931,121	0	0	57,931,121
Healthcare		98,703,945	0	0	98,703,945
Industrial		13,886,378	0	0	13,886,378
Technology		50,307,117	0	0	50,307,117
Short-Term Instruments		94,851,192	0	0	94,851,192

		606,647,048	0	0	606,647,048

Purchased Option		(164,606)	0	0	(164,606)

Total		$606,482,442	$0	$0	$606,482,442

		Quoted Prices in Active Markets	Significant Other	Significant	Fair
		for Identical Investments	Observable Inputs	Unobservable Inputs	Value at
Category	Capital Opportunities Fund	(Level 1)	(Level 2)	(Level 3)	12/31/2009

Basic Materials		$1,049,355	$0	$0	$1,049,355
Communications		1,390,805	0	0	1,390,805
Consumer, Cyclical		547,570	0	0	547,570
Consumer, Non-cyclical		1,899,610	0	0	1,899,610
Energy		1,455,622	0	0	1,455,622
Financial		85,210	0	0	85,210
Healthcare		2,865,545	0	0	2,865,545
Industrial		1,316,950	0	0	1,316,950
Technology		3,281,690	0	0	3,281,690

Total		$13,892,357	$0	$0	$13,892,357

2009 SEMI - ANNUAL REPORT | 63

Notes to the Financial Statements
Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

		Quoted Prices
		in Active Markets	Significant Other	Significant	Fair
		for Identical Investments	Observable Inputs	Unobservable Inputs	Value at
Category	Mid-Cap Value Fund	(Level 1)	(Level 2)	(Level 3)	12/31/2009

Basic Materials		$374,995	$0	$0	$374,995
Communications		164,242	0	0	164,242
Consumer, Cyclical		980,468	0	0	980,468
Consumer, Non-cyclical		962,473	0	0	962,473
Energy		918,403	0	0	918,403
Financial		2,238,788	0	0	2,238,788
Healthcare		1,182,344	0	0	1,182,344
Industrial		1,229,571	0	0	1,229,571
Technology		583,141	0	0	583,141
Utilities		1,330,637	0	0	1,330,637
Real Estate Investment Trust		512,981	0	0	512,981
Short-Term Instruments		3,150,917	0	0	3,150,917

Total		$13,628,960	$0	$0	$13,628,960

		Quoted Prices
		in Active Markets	Significant Other	Significant	Fair
		for Identical Investments	Observable Inputs	Unobservable Inputs	Value at
Category	Small-Cap Value Fund	(Level 1)	(Level 2)	(Level 3)	12/31/2009

Basic Materials		$5,659,973	$0	$0	$5,659,973
Communications		7,925,362	0	0	7,925,362
Consumer, Cyclical		13,378,607	0	0	13,378,607
Consumer, Non-cyclical		11,457,669	0	0	11,457,669
Energy		5,196,608	0	0	5,196,608
Financial		12,987,978	0	0	12,987,978
Healthcare		12,609,831	0	0	12,609,831
Industrial		9,480,128	0	0	9,480,128
Technology		5,727,690	0	0	5,727,690
Utilities		3,956,313	0	0	3,956,313
Real Estate Investment Trust		3,733,381	0	0	3,733,381
Short-Term Instruments		26,121,768	0	0	26,121,768

Total		$118,235,308	$0	$0	$118,235,308

64 | 2009 SEMI - ANNUAL REPORT

Note 3 — Investment Advisory Fee and Other Related Party Transactions
     Quaker Funds, Inc. (“QFI”) serves as investment adviser to each Fund. Pursuant to separate investment subadvisory agreements, QFI has selected the following investment advisory firms to serve as sub-advisers:

Fund	Sub-adviser

Global Tactical Allocation	DG Capital Management, Inc.

Long-Short Tactical Allocation	Rock Canyon Advisory Group, Inc.

Small-Cap Growth Tactical Allocation	Century Management, Inc.

Strategic Growth	DG Capital Management, Inc.

Capital Opportunities	Knott Capital Management

Mid-Cap Value	Kennedy Capital Management

Small-Cap Value	Aronson + Johnson + Ortiz, LP

     The sub-advisers provide each Fund with a continuous program of supervision of the Fund’s assets, including the composition of its portfolio, and furnish advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.
     Each Fund paid QFI aggregate fees shown in the table below for the period ending December 31, 2009. Amounts are expressed as an annualized percentage of average net assets.

			Advisory &
	Aggregate	Subadvisory	subadvisory
	advisory fee	fee paid by QFI	fees waived &
Fund	paid to QFI	to the sub-adviser	reimbursed

Global Tactical Allocation	1.25%	0.75%	N/A

Long-Short Tactical Allocation	1.70%	1.20%	N/A

Small-Cap Growth Tactical Allocation	1.00%	0.50%	N/A

Strategic Growth	1.30%	0.75%	N/A

Capital Opportunities	0.925%	0.625%	N/A

Mid-Cap Value	1.05%	0.75%	N/A

Small-Cap Value	1.20%	0.90%	0.05%

     For the six-month period ending December 31, 2009, QFI and the sub-advisers earned and reimbursed fees as follows:

			Advisory &
	Aggregate	Subadvisory	subadvisory
	advisory fee	fee paid by QFI	fees waived &
Fund	paid to QFI	to the sub-adviser	reimbursed

Global Tactical Allocation	$191,626	$114,975	$—

Long-Short Tactical Allocation	75,932	53,599	—

Small-Cap Growth Tactical Allocation	55,348	27,674	—

Strategic Growth	3,762,683	2,170,778	—

Capital Opportunities	62,518	42,241	—

Mid-Cap Value	56,258	40,183	—

Small-Cap Value	514,281	375,741	39,878

     The sub-adviser to Small-Cap Value has voluntarily waived a portion of its subadvisory fee, resulting in a subadvisory fee rate of 0.85% on the first $25 million of assets of the Fund and 0.80% on all amounts in excess of $25 million, in accordance with the sub-adviser’s “most favored nation” policy that provides for a subadvisory fee based upon a rate no greater than the lowest rate offered by the sub-adviser to another client with a similar investment objective. However, in the event that the investment advisory services provided to that client are terminated, the subadvisory fee rates offered to Small-Cap Value would revert to the contractual fee rate of 0.90% per annum.
     QFI voluntarily agreed to waive its management fee to the extent that the total operating expenses of Small-Cap Value (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 2.60% for Class A, 3.35% for Class C, and 2.35% for Institutional Class of the average net assets of each class, respectively. QFI currently has no intention to terminate this arrangement; however, it may do so at any time in its sole discretion.
     U.S. Bancorp Fund Services, LLC (“USB”), serves as the Funds’ transfer, dividend paying, and shareholder servicing agent (“Transfer Agent”). The Transfer Agent maintains the records of each shareholder’s account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other shareholder functions. As compensation for its services, the Transfer Agent receives a fee at the annual rate of 0.0525% of the aggregate of the Trust’s average daily net assets.
     Brown Brothers Harriman & Co. serves as fund accountant and administrator (the “Administrator”) for the Trust pursuant to a written agreement with the Trust. The Administrator provides fund accounting services and administrative services to each Fund. As compensation for its services, the Administrator receives a fee at the annual rate of 0.025% for accounting and 0.030% for administration of the aggregate of the Trust’s first $2 billion of average daily net assets and 0.020% for accounting and 0.025% for administration for over $2 billion of average daily net assets.
     Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the Trust. The Trust has adopted distribution and shareholder servicing plans pursuant to Rule 12b-1 of the 1940 Act for each class for each Fund with the exception of Institutional Class. The Class A Plan provides that each Fund may pay a servicing or Rule 12b-1 fee at an annual rate of 0.25% of the Class A average net assets on a monthly basis to persons or institutions for performing certain servicing functions for the Class A shareholders. The Class A
2009 SEMI - ANNUAL REPORT | 65

Notes to the Financial Statements
Note 3 — Investment Advisory Fee and Other Related Party Transactions (Continued)
Plan also allows the Fund to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Fund’s shares, including personal services provided to prospective and existing shareholders. The Class C Plan provides that each Fund may compensate QFI and others for services provided and expenses incurred in the distribution of shares at an annual rate of 1.00% of the average net assets of each class on a monthly basis.
     For the six-month period ending December 31, 2009, the Distributor received $28,190 in underwriter concessions from the sale of Funds shares.
     QFI has informed the Trust that for the six-month period ended December 31, 2009 it received contingent deferred sales charges from certain redemptions of the Funds’ Class B shares and Class C shares of $0 and $24, respectively. The respective shareholders pay such charges, which are not an expense of the Fund.
     Except for the Trust’s Chief Compliance Officer (“CCO”), employees and Officers of QFI do not receive any compensation from the Trust. The CCO of the Trust also serves as general counsel to QFI. For the six-month period ending December 31, 2009, the Trust compensated the CCO $110,854.
Note 4 — Purchases and Sales of Investments
     For the six-month period ending December 31, 2009, aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

Fund	Purchases	Sales

Global Tactical Allocation	$131,833,591	$127,929,420

Long-Short Tactical Allocation	32,471,191	33,874,719

Small-Cap Growth Tactical Allocation	30,043,244	27,041,178

Strategic Growth	645,104,144	712,782,571

Capital Opportunities	13,018,288	13,113,452

Mid-Cap Value	2,186,700	3,952,779

Small-Cap Value	44,553,228	50,994,050

Note 5 — Options Written
     A summary of option contracts written by the Trust during the six-month period ended December 31, 2009 is as follows:

	Strategic Growth
	Number of	Option
	Contracts	Premiums

Options outstanding at beginning of period	1,774	$249,918
Options written	16,990	1,806,081
Options closed	(15,312)	(1,544,336)
Options exercised	(1,779)	(374,435)
Options expired	—	—

Options outstanding at end of period	1,673	$137,227

	Capital Opportunities
	Number of	Option
	Contracts	Premiums

Options outstanding at beginning of period	2,345	$949,575
Options written	170	71,209
Options closed	(2,515)	(1,020,784)
Options exercised	—	—
Options expired	—	—

Options outstanding at end of period	—	$—

66 | 2009 SEMI - ANNUAL REPORT

Note 5 — Options Written (Continued)

	Global Tactical Allocation
	Number of	Option
	Contracts	Premiums

Options outstanding at beginning of period	59	$4,877
Options written	828	89,218
Options closed	(749)	(76,270)
Options exercised	(61)	(11,050)
Options expired	—	—

Options outstanding at end of period	77	$6,775

Note 6 — Tax Matters
     As of June 30, 2009, the components of distributable earnings on a tax basis were as follows:

	Unrealized					Total
	Appreciation	Undistributed	Undistributed	Capital Loss	Post-October	Distributable
Fund	(Depreciation)	Ordinary Income	Capital Loss	Carryforward	Capital Loss	Earnings

Global Tactical Allocation	$(1,767,456)	$—	$—	$(13,547,025)	$(6,138,438)	$(21,452,919)

Long-Short Tactical Allocation	(91,691)	—	—	(1,201,267)	(260,021)	(1,552,979)

Small-Cap Growth Tactical Allocation	384,952	632,188	—	—	—	1,017,140

Strategic Growth	(21,517,499)	—	—	(329,056,504)	(223,826,631)	(574,400,634)

Capital Opportunities	(238,670)	—	—	(156,592)	(1,456,897)	(1,852,159)

Mid-Cap Value	(300,327)	—	—	(10,440,931)	(2,718,399)	(13,459,657)

Small-Cap Value	(6,227,512)	58,555	—	(11,845,224)	(22,487,484)	(40,501,665)

     The undistributed ordinary income, capital gains and carryforward losses shown above differ from the corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences such as the deferral of realized losses on wash sales, straddles from options and net losses realized after October 31.
     Under current tax law, foreign currency and net capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected to defer net capital and currency losses as indicated in the chart below.
At June 30, 2009, the capital loss carryovers for the Funds were as follows:

	Capital Loss	Capital Loss
	Carryovers Expiring	Carryovers Expiring	Post-October Capital Loss
Fund	2017	2016	Deferred	Utilized

Global Tactical Allocation	$13,362,259	$184,766	$6,138,438	$—

Long-Short Tactical Allocation	1,000,161	201,106	260,021	1,008,930

Small-Cap Growth Tactical Allocation	—	—	—	—

Strategic Growth	329,056,504	—	223,826,631	—

Capital Opportunites	156,592	—	1,456,897	154,483

Mid-Cap Value	8,882,628	1,558,303	2,718,399	3,730,539

Small-Cap Value	11,845,224	—	22,487,484	6,441,854

2009 SEMI - ANNUAL REPORT | 67

Notes to the Financial Statements
Note 7 — Distributions to Shareholders
     Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The information set forth below is for each Fund’s fiscal year as required by federal securities laws.
     The tax character of dividends and distributions paid during the fiscal years of 2009 and 2008 were as follows:

	Ordinary Income		Long-Term Capital Gain		Return of Capital
Fund	2009	2008	2009	2008	2009	2008

Global Tactical Allocation	$—	$—	$—	$—	$—	$—

Long-Short Tactical Allocation	—	—	—	—	—	—

Small-Cap Growth Tactical Allocation	—	—	—	—	—	—

Strategic Growth	50,714,910	36,337,528	43,046,714	47,962,230	—	—

Capital Opportunities	—	159,374	6,728	2,229,669	—	94,965

Mid-Cap Value	—	2,157,637	—	3,718,051	—	—

Small-Cap Value	65,913	6,624,646	—	6,199,540	—	—

     For the six-month period ended December 31, 2009 (Unaudited)*:

	Ordinary	Long Term
Fund	Income	Capital Gain

Global Tactical Allocation	$—	$—

Long-Short Tactical Allocation	—	—

Small-Cap Growth Tactical Allocation	1,429,906	—

Strategic Growth	—	—

Capital Opportunities	—	—

Mid-Cap Value	—	—

Small-Cap Value	58,560	—

*	Tax information for the period ended December 31, 2009, is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year end.
Note 8 — Fund Share Transactions
     At December 31, 2009, there were an unlimited number of shares of beneficial interest with a $0.01 par value authorized. The following table summarizes the activity in shares of each Fund:
Global Tactical Allocation

	For the Six-Month Period Ended: December 31, 2009				For the Fiscal Year Ended: June 30, 2009
	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	613,893	(907,762)	—	2,756,426	3,297,774	(2,909,069)	—	3,050,295
Value	$3,851,182	$(5,625,258)	—		$20,613,000	$(17,117,297)	—

Class C
Shares	352,847	(440,062)	—	2,052,298	1,393,423	(630,462)	—	2,139,513
Value	$2,167,160	$(2,637,151)	—		$7,967,025	$(3,366,701)	—

Institutional Class
Shares	2,465	—	—	39,625	157,095	(119,935)	—	37,160
Value	$17,000	—	—		$1,431,578	$(783,636)	—

68 | 2009 SEMI - ANNUAL REPORT

Note 8 — Fund Share Transactions (Continued)
Long-Short Tactical Allocation

	For the Six-Month Period Ended December 31, 2009				For the Fiscal Year Ended: June 30, 2009
	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	879,095	(427,868)	—	938,912	271,275	(244,711)	—	487,685
Value	$8,388,493	$(3,997,017)	—		$2,878,161	$(2,339,604)	—

Class C
Shares	194,723	(15,988)	—	191,612	12,877	—	—	12,877
Value	$1,827,103	$(143,677)	—		$133,403	—	—

Institutional Class
Shares	55,820	(1,920)	—	79,562	25,662	—	—	25,662
Value	$524,045	$(16,231)	—		$270,503	—	—

Small-Cap Growth Tactical Allocation

	For the Six-Month Period Ended December 31, 2009				Since Inception (Inception Date September 30, 2008) through June 30, 2009
	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	222,426	(47,717)	64,308	608,478	412,440	(42,979)	—	369,461
Value	$2,202,799	$(498,475)	$605,779		$3,746,365	$(377,931)	—

Class C
Shares	272,226	(189,652)	67,035	655,679	555,302	(49,232)	—	506,070
Value	$2,709,272	$(1,994,270)	$626,103		$4,908,869	$(426,929)	—

Institutional Class
Shares	18,564	(3,500)	10,137	96,327	71,126	—	—	71,126
Value	$186,220	$(37,261)	$96,102		$662,012	—	—

Strategic Growth

	For the Six-Month Period Ended: December 31, 2009				For the Fiscal Year Ended: June 30, 2009
	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	2,165,438	(9,784,579)	—	27,767,810	18,633,148	(32,866,782)	5,643,145	35,375,396
Shares converted from Class B	11,555				209,280	—	—
Value	$29,703,918	$(134,554,540)	—		$335,917,454	$(532,793,713)	$68,677,071
Value converted from Class B	$146,579				$4,753,973	—	—

Class B
Shares		(821)	—	—	1,290	(9,396)	4,586	12,376
Shares converted to Class A	—	(11,555)	—	—	—	(209,280)	—
Value		$(9,734)			$18,193	$(153,580)	$51,687
Value converted to Class A	—	$(146,579)	—	—	—	$(4,753,973)	—

Class C
Shares	305,126	(1,969,678)	—	6,484,108	2,531,145	(3,659,324)	1,266,299	8,148,660
Value	$3,863,444	$(24,751,082)	—		$42,374,590	$(49,317,346)	$14,195,213

Institutional Class
Shares	518,034	(798,156)	—	3,366,945	3,749,853	(4,663,412)	198,920	3,647,067
Value	$7,236,950	$(11,252,640)	—		$62,652,137	$(93,928,644)	$2,479,278

2009 SEMI - ANNUAL REPORT | 69

Notes to the Financial Statements
Note 8 — Fund Share Transactions (Continued)
Capital Opportunities

	For the Six-Month Period Ended: December 31, 2009				For the Fiscal Year Ended: June 30, 2009
	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	242,357	(262,674)		1,075,979	524,412	(219,427)	511	1,082,479
Shares converted from Class B	13,817				18,491	—	—
Value	$1,958,519	$(2,149,818)			$3,677,926	$(1,652,689)	$3,550
Value converted from Class B	$101,528	—			$151,692	—	—

Class B
Shares		—		—	—	(4,115)	7	13,817
Shares converted to Class A		(13,817)		—	—	(18,491)	—
Value					—	$(30,200)	$47
Value converted to Class A		$(101,528)		—	—	$(151,692)	—

Class C
Shares	68,217	(82,185)		568,356	322,807	(345,483)	422	582,324
Value	$506,594	$(628,288)			$2,122,656	$(2,490,789)	$2,781

Institutional Class
Shares	5,229	(1)		6,488	1,260			1,260
Value	$38,850	$(5)			$9,000

Mid-Cap Value

	For the Six-Month Period Ended: December 31, 2009				For the Fiscal Year Ended: June 30, 2009
	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	20,847	(132,805)	—	639,691	89,907	(547,536)		742,304
Shares converted from Class B	9,345				12,953	—	—
Value	$233,140	$(1,455,495)	—		$892,214	$(5,577,257)	—
Value converted from Class B	$96,694				$142,780	—	—

Class B
Shares	—	(3,028)	—	—	—	(9,225)	—	12,373
Shares converted to Class A	—	(9,345)	—	—	—	(12,953)	—
Value		$(28,304)			.	$(77,154)		.
Value converted to Class A	—	$(96,694)	—	—	—	$(142,780)	—

Class C
Shares	4,794	(51,662)	—	258,524	39,984	(169,922)	—	305,392
Value	$48,324	$(514,647)			$332,612	$(1,493,746)	—

Institutional Class
Shares	634	(5,559)	—	18,423	2,472	(13,483)	—	23,348
Value	$6,263	$(55,548)			$22,250	$(121,160)	—

70 | 2009 SEMI - ANNUAL REPORT

Note 8 — Fund Share Transactions (Continued)
Small-Cap Value

	For the Six-Month Period Ended: December 31, 2009				For the Fiscal Year Ended: June 30, 2009
	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	248,109	(426,859)	—	1,869,346	1,298,620	(1,261,850)	1,822	2,040,754
Shares converted from Class B	7,432	—	—		5,453	—	—
Value	$2,720,699	$(4,746,762)			$14,962,381	$(13,103,875)	$17,441
Value converted from Class B	$75,107	—	—		$64,652	—	—

Class B
Shares		(910)	—	—		(6,906)	12	8,252
Shares converted to Class A	—	(7,342)	—	—	—	(5,453)	—
Value		$(8,992)	.			$(64,873)	$105
Value converted to Class A	—	$(75,107)	—	—	—	$(64,652)	—

Class C
Shares	7,733	(65,127)	—	254,366	34,976	(110,269)	348	311,760
Value	$72,168	$(625,562)	.		$308,558	$(962,452)	$2,908

Institutional Class
Shares	476,844	(878,273)	4,839	5,526,735	6,029,167	(1,753,647)	4,542	5,923,325
Value	$5,507,875	$(10,294,253)	$58,021		$300,874	$(1,869,505)	$4,724,536

Note 9 — 5% Shareholders
     Please refer to the Trust’s statement of additional information (“SAI”) for information regarding principal holders of securities.
     A current SAI, dated October 28, 2009, has been filed with the SEC and is incorporated by reference into this semi-annual report.
Note 10 — Indemnifications
     Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect this risk of loss to be remote.
Note 11 — Securities Lending
     At December 31, 2009, these securities or a portion of these securities are out on loan. The aggregate market value of these loaned securities and the value of the cash collateral the Funds received is as follows:

	Loaned Securities	Value of	% of
Fund	Market Value	Cash Collateral	Net Assets

Global Tactical Allocation	$4,678,364	$4,820,097	15.78%

Strategic Growth	89,189,299	91,099,527	17.01%

Mid-Cap Value	2,792,462	2,852,263	26.66%

Small-Cap Value	24,564,310	25,189,266	27.01%

Note 12 — Review for Subsequent Events
     In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through February xx, 2010, the date the financial statements were issued.
2009 SEMI - ANNUAL REPORT | 71

Board Consideration of the Investment Advisory and Sub-Advisory Agreements
     In conjunction with the launch of a new series, the Quaker Event Arbitrage Fund (the “Event Arbitrage Fund”), of the Quaker Investment Trust (the “Trust”), the Board of Trustees (the “Board”), including the Trustees who are not interested parties of the Trust (the “Independent Trustees”) considered amending the Investment Advisory Agreement (the “Agreement”) between Quaker Funds, Inc. (“QFI” or the “Adviser”) and the Trust to include the Event Arbitrage Fund at a meeting held on November 19, 2009.
     In arriving at their decision to approve the Agreement, the Board considered a variety of information concerning the Pennsylvania Avenue Event-Driven Fund (the “Event-Driven Fund”) and its President and Portfolio Manager, Thomas Kirchner. It was noted that with respect to fund acquisitions, the Adviser has approached each acquisition with the same set of criteria. Specifically, the acquired fund should have: (1) a unique investment story; (2) a tactical allocation strategy; (3) a long-term investment record; (4) superior performance; and (5) a distribution challenge that QFI understood and could resolve.
     In evaluating the services that QFI will provide to the Event-Driven Fund, the Board considered, at this Meeting, certain information, including, but not limited to, the following: (1) the advisory services to be provided by QFI, including its investment management philosophy and technique and its methods, to ensure compliance with the investment objectives, policies and restrictions of the Event-Driven Fund; (2) a description of QFI’s personnel, including their duties and qualifications, the amount of time and attention they will devote to the Event Arbitrage Fund; (3) reports setting forth the financial condition and stability of QFI; (4) reports setting forth QFI and Pennsylvania Avenue’s investment performance during recent periods in light of its stated objectives and current market conditions, including comparisons with broadly-based unmanaged indices; and (5) QFI’s ability to expand the scope of its operations to accommodate direct portfolio management responsibilities and proposed operational and procedural changes.
     In addition, the Board considered the reasonableness of Mr. Kirchner’s compensation with respect to the Event Arbitrage Fund. The Board analyzed the proposed fee to be paid to the Adviser directly by the Fund in evaluating the reasonableness of the overall fee arrangement. In conducting this analysis, the Board considered certain information, including, but not limited to, the following: (1) a description of the proposed method of computing the fees and possible alternative fee arrangements; (2) comparisons of the proposed fees to be paid by the Event Arbitrage Fund with fees charged by Pennsylvania Avenue for managing comparable accounts and with fees charged by funds having similar investment objectives; and (3) data with respect to the projected expense ratio of the Fund and comparisons with other mutual funds of comparable size.
     In examining the nature, extent and quality of the services to be provided under the Agreement, the Board considered the quality of the portfolio management services that were to be provided to the Event-Driven Fund; the depth, experience and demonstrated consistency in investment approach of the portfolio manager; and the quality of the reputation of Pennsylvania Avenue Advisers, LLC.
     After evaluation of the comparative performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided under the Agreement, the Board concluded that the level of fee to be paid was reasonable.
     Based on the totality of the information considered, the Board concluded that the Event Arbitrage Fund was likely to benefit from the nature, extent and quality of Mr. Kirchner’s services and that Mr. Kirchner has the ability to continue to provide these services based on his experience, and the support he would gain from QFI’s operations and resources.
     In voting unanimously to approve the Agreement based on the various considerations discussed above, the Board determined that the approval of the Agreement was in the best interests of the Trust. As a result, the Board, including a majority of the Independent Trustees, approved the Agreement.
72 | 2009 SEMI - ANNUAL REPORT

General Information (Unaudited)
Form N-Q Filing and Proxy Voting Policies and Procedures
     Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge: (i) upon request, by calling (800) 220-8888; and (ii) on the SEC’s web-site at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
     Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available: (i) without charge, upon request, by calling (800) 220-8888; and (ii) on the SEC’s web-site at http://www.sec.gov.
2009 SEMI - ANNUAL REPORT | 73

The Quaker Funds are distributed by
Quasar Distributors, LLC.

Contact us:
Quaker Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC.
PO Box 701
Milwaukee, WI 53201-0701
800.220.8888
www.quakerfunds.com

©2010 Quaker® Investment Trust

QUAKER® FUNDS

QKSAR 022010

Item 2. Code of Ethics.
Not applicable to this filing. This item is only required in an annual report on Form N-CSR.
Item 3. Audit Committee Financial Expert.
Not applicable to this filing. This item is only required in an annual report on Form N-CSR.
Item 4. Principal Accountant Fees and Services.
Not applicable to this filing. This item is only required in an annual report on Form N-CSR.
Item 5. Audit Committee of Listed Registrants.
Not applicable to this filing. This item is only required in an annual report on Form N-CSR.
Item 6. Investments.
(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1, Report to Shareholders, of this Form N-CSR.

(b)	Not Applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not Applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
     Not Applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not Applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
     There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not Applicable.

(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.

(a)(3)	Not Applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Quaker Investment Trust

By (signature and title)*	/s/ Jeffry H. King, Sr.

Jeffry H. King, Sr.
Chief Executive Officer

Date	March 4, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (signature and title)*	/s/ Jeffry H. King, Sr.

Jeffry H. King, Sr.
Chief Executive Officer

Date	March 4, 2010

By (signature and title)*	/s/ Laurie Keyes

Laurie Keyes
Treasurer

Date	March 4, 2010